UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

33 Whitehall Street, 10th Floor New York, NY 10004

(Address of principal executive offices) (Zip code)

Daniel O’ Neill

33 Whitehall Street, 10th Floor

New York, NY 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-476-7523

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 2.7%
772	Ceradyne, Inc.*	$25,545
14,949	Exelis, Inc.	149,341

		174,886

Automobiles - 2.6%
13,752	Ford Motor Co.	170,800

Biotechnology - 0.3%
450	United Therapeutics Corp.*	22,131

Capital Markets - 1.9%
423	Ameriprise Financial, Inc.	22,652
2,549	E*TRADE Financial Corp.*	20,876
10,314	Janus Capital Group, Inc.	81,171

		124,699

Chemicals - 3.2%
579	CF Industries Holdings, Inc.	102,703
535	Eastman Chemical Co.	26,921
5,398	PolyOne Corp.	77,839

		207,463

Commercial Banks - 3.3%
1,851	Associated Banc-Corp	23,063
7,509	Hanmi Financial Corp.*	61,874
10,700	Huntington Bancshares, Inc.	61,097
771	Independent Bank Corp.	21,388
1,118	International Bancshares Corp.	21,488
1,073	S&T Bancorp, Inc.	23,295

		212,205

Commercial Services & Supplies - 0.4%
1,343	Sykes Enterprises, Inc.*	23,543

Communications Equipment - 1.1%
1,806	Harris Corp.	74,046

Computers & Peripherals - 2.0%
1,429	Dell, Inc.*	24,622
2,985	Lexmark International, Inc. Class A	104,176

		128,798

Construction & Engineering - 0.4%
759	KBR, Inc.	24,394

Consumer Finance - 4.7%
2,184	Capital One Financial Corp.	99,918
1,531	Cash America International, Inc.	67,150
4,250	Discover Financial Services	115,515
1,596	SLM Corp.	23,860

		306,443

Containers & Packaging - 2.1%
6,807	Sealed Air Corp.	135,664

Diversified Consumer Services - 2.1%
13,754	Career Education Corp.*	139,053

Electrical Equipment - 2.1%
4,719	EnerSys*	136,757

Shares		Value
Electronic Equipment, Instruments & Components - 6.4%
351	Anixter International, Inc.*	$22,994
3,007	Avnet, Inc.*	104,854
4,430	Corning, Inc.	57,014
490	Littelfuse, Inc.	24,848
3,613	SYNNEX Corp.*	130,718
1,450	Tech Data Corp.*	75,284

		415,712

Energy Equipment & Services - 5.0%
1,767	Halliburton Co.	64,990
4,495	Nabors Industries Ltd.*	83,697
5,697	Patterson-UTI Energy, Inc.	107,502
1,491	Unit Corp.*	67,468

		323,657

Food & Staples Retailing - 0.3%
2,549	SUPERVALU, Inc.	17,614

Food Products - 2.5%
588	Cal-Maine Foods, Inc.	22,320
6,250	Smithfield Foods, Inc.*	139,563

		161,883

Health Care Equipment & Supplies - 0.4%
1,377	Invacare Corp.	23,519

Health Care Providers & Services - 7.2%
420	Chemed Corp.	23,579
5,783	Community Health Systems, Inc.*	108,142
4,199	Coventry Health Care, Inc.*	126,264
4,762	Ensign Group, Inc.	126,241
580	Universal Health Services, Inc. Class B	23,948
930	WellPoint, Inc.	59,817

		467,991

Hotels, Restaurants & Leisure - 0.3%
3,133	Sonic Corp.*	21,461

Household Durables - 1.1%
558	Harman International Industries, Inc.	23,548
682	Helen of Troy Ltd.*	21,940
438	Whirlpool Corp.	23,792

		69,280

Insurance - 9.6%
2,785	Aflac, Inc.	134,320
897	American International Group, Inc.*	22,524
3,642	Assurant, Inc.	144,223
1,590	National Financial Partners Corp.*	24,486
3,244	Principal Financial Group, Inc.	88,594
273	ProAssurance Corp.	22,285
1,114	Progressive Corp.	22,592
495	Torchmark Corp.	22,607
6,240	Unum Group	142,459

		624,090

IT Services - 0.4%
663	ManTech International Corp. Class A	23,304

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
Machinery - 6.5%
3,196	Actuant Corp. Class A	$81,019
2,910	AGCO Corp.*	148,206
1,376	Cascade Corp.	78,184
233	Cummins, Inc.	24,232
993	Joy Global, Inc.	90,055

		421,696

Media - 5.8%
488	DIRECTV Class A*	21,965
10,220	Gannett Co., Inc.	144,817
666	Meredith Corp.	20,972
7,416	Valassis Communications, Inc.*	168,714
553	Walt Disney Co.	21,512

		377,980

Metals & Mining - 0.7%
877	Olympic Steel, Inc.	22,618
417	Reliance Steel & Aluminum Co.	22,184

		44,802

Oil, Gas & Consumable Fuels - 12.6%
1,248	Chevron Corp.	128,644
291	ConocoPhillips	19,849
4,725	Denbury Resources, Inc.*	89,114
1,456	Devon Energy Corp.	92,907
6,084	HollyFrontier Corp.	178,505
3,688	Marathon Oil Corp.	115,766
1,834	Murphy Oil Corp.	109,306
2,107	Newfield Exploration Co.*	79,666

		813,757

Paper & Forest Products - 0.3%
613	Buckeye Technologies, Inc.	20,554

Pharmaceuticals - 0.4%
621	Endo Pharmaceuticals Holdings, Inc.*	23,083

Semiconductors & Semiconductor Equipment - 3.6%
16,395	Advanced Micro Devices, Inc.*	110,010
458	KLA-Tencor Corp.	23,418
2,394	Lam Research Corp.*	101,961

		235,389

Software - 0.4%
1,362	Symantec Corp.*	23,413

Specialty Retail - 4.2%
1,416	American Eagle Outfitters, Inc.	19,951
4,728	Best Buy Co., Inc.	113,236
531	Buckle, Inc.	23,167
1,107	Finish Line, Inc. Class A	23,413
3,565	Foot Locker, Inc.	93,546

		273,313

Textiles, Apparel & Luxury Goods - 1.7%
1,296	Iconix Brand Group, Inc.*	23,860
5,332	Perry Ellis International, Inc.*	82,859

		106,719

Shares		Value
Thrifts & Mortgage Finance - 1.0%
1,641	Dime Community Bancshares	$22,613
1,542	Provident Financial Services, Inc.	21,341
1,480	Washington Federal, Inc.	23,325

		67,279

Trading Companies & Distributors - 0.4%
721	United Rentals, Inc.*	27,571

Wireless Telecommunication Services - 0.3%
2,442	MetroPCS Communications, Inc.*	21,587

	TOTAL COMMON STOCKS (Cost $6,201,264)	$6,486,536

	TOTAL INVESTMENTS (Cost $6,201,264) - 100.0%	$6,486,536
	Other Assets in Excess of Liabilities - 0.0%†	306

	TOTAL NET ASSETS - 100.0%	$6,486,842

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.

Direxion Large Cap Insider Sentiment Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 0.3%
188	United Technologies Corp.	$14,730

Air Freight & Logistics - 1.2%
555	FedEx Corp.	50,777

Auto Components - 0.4%
214	BorgWarner, Inc.*	15,971

Automobiles - 2.8%
9,250	Ford Motor Co.	114,885

Beverages - 0.3%
543	Coca-Cola Enterprises, Inc.	14,547

Biotechnology - 0.4%
222	Amgen, Inc.	15,076

Capital Markets - 3.0%
1,049	Ameriprise Financial, Inc.	56,174
6,461	E*TRADE Financial Corp.*	52,916
695	Invesco Ltd.	15,686

		124,776

Chemicals - 2.5%
507	CF Industries Holdings, Inc.	89,931
472	Dow Chemical Co.	15,817

		105,748

Commercial Banks - 3.3%
546	BB&T Corp.	14,846
3,060	Fifth Third Bancorp	39,811
11,988	Huntington Bancshares, Inc.	68,451
513	U.S. Bancorp	14,477

		137,585

Commercial Services & Supplies - 0.3%
389	Cintas Corp.	14,413

Computers & Peripherals - 1.7%
3,407	Dell, Inc.*	58,702
293	SanDisk Corp.*	13,443

		72,145

Construction & Engineering - 0.4%
341	Jacobs Engineering Group, Inc.*	15,263

Consumer Finance - 6.4%
293	American Express Co.	14,691
1,877	Capital One Financial Corp.	85,873
3,506	Discover Financial Services	95,293
4,762	SLM Corp.	71,192

		267,049

Containers & Packaging - 2.9%
467	Bemis Co., Inc.	14,608
5,282	Sealed Air Corp.	105,270

		119,878

Shares		Value
Diversified Financial Services - 0.4%
2,435	Bank of America Corp.	$17,362

Electric Utilities - 0.7%
335	FirstEnergy Corp.	14,144
403	Northeast Utilities	14,004

		28,148

Electrical Equipment - 0.4%
261	Cooper Industries PLC	15,430

Electronic Equipment, Instruments & Components - 1.6%
5,066	Corning, Inc.	65,199

Energy Equipment & Services - 5.3%
252	Diamond Offshore Drilling, Inc.	15,699
1,979	Halliburton Co.	72,788
653	Helmerich & Payne, Inc.	40,297
4,192	Nabors Industries Ltd.*	78,055
199	National Oilwell Varco, Inc.	14,722

		221,561

Food & Staples Retailing - 1.3%
583	Kroger Co.	13,852
5,834	SUPERVALU, Inc.	40,313

		54,165

Food Products - 0.3%
534	ConAgra Foods, Inc.	14,242

Health Care Equipment & Supplies - 0.8%
410	St. Jude Medical, Inc.	17,101
266	Zimmer Holdings, Inc.*	16,160

		33,261

Health Care Providers & Services - 6.5%
370	AmerisourceBergen Corp.	14,419
343	Cardinal Health, Inc.	14,759
3,128	Coventry Health Care, Inc.*	94,059
157	Humana, Inc.	13,976
164	Laboratory Corp. of America Holdings*	14,988
179	McKesson Corp.	14,628
751	UnitedHealth Group, Inc.	38,894
1,043	WellPoint, Inc.	67,086

		272,809

Household Durables - 2.0%
1,628	Harman International Industries, Inc.	68,701
606	Leggett & Platt, Inc.	13,005

		81,706

Insurance - 12.1%
2,118	Aflac, Inc.	102,151
2,519	American International Group, Inc.*	63,252
2,500	Assurant, Inc.	99,000
3,025	Principal Financial Group, Inc.	82,613
3,193	Progressive Corp.	64,754
1,108	Torchmark Corp.	50,602
710	Travelers Cos., Inc.	41,393

		503,765

Direxion Large Cap Insider Sentiment Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
IT Services - 0.3%
76	International Business Machines Corp.	$14,638

Machinery - 4.5%
708	Cummins, Inc.	73,632
176	Deere & Co.	15,163
311	Eaton Corp.	15,248
926	Joy Global, Inc.	83,979

		188,022

Media - 6.7%
1,656	CBS Corp. Class B	47,163
1,288	DIRECTV Class A*	57,973
7,309	Gannett Co., Inc.	103,569
308	Viacom, Inc. Class B	14,488
1,489	Walt Disney Co.	57,922

		281,115

Multiline Retail - 1.5%
248	Family Dollar Stores, Inc.	13,838
1,387	Macy’s, Inc.	46,728

		60,566

Multi-Utilities - 1.7%
346	PG&E Corp.	14,068
447	Public Service Enterprise Group, Inc.	13,562
321	SCANA Corp.	14,391
256	Sempra Energy	14,566
744	TECO Energy, Inc.	13,429

		70,016

Oil, Gas & Consumable Fuels - 14.7%
593	Chesapeake Energy Corp.	12,530
892	Chevron Corp.	91,947
679	ConocoPhillips	46,315
4,406	Denbury Resources, Inc.*	83,097
1,252	Devon Energy Corp.	79,890
2,920	Marathon Oil Corp.	91,659
1,513	Murphy Oil Corp.	90,175
1,964	Newfield Exploration Co.*	74,259
146	Occidental Petroleum Corp.	14,566
450	QEP Resources, Inc.	12,888
524	Williams Cos, Inc.	15,102

		612,428

Pharmaceuticals - 2.3%
347	Eli Lilly & Co.	13,790
1,134	Merck & Co., Inc.	43,387
1,769	Mylan, Inc.*	36,706

		93,883

Road & Rail - 0.7%
188	Norfolk Southern Corp.	13,574
130	Union Pacific Corp.	14,860

		28,434

Semiconductors & Semiconductor Equipment - 3.9%
1,315	Applied Materials, Inc.	16,148
1,523	Broadcom Corp. Class A*	52,300
1,184	KLA-Tencor Corp.	60,538
2,274	LSI Corp.*	17,214
346	Novellus Systems, Inc.*	16,314

		162,514

Shares		Value
Software - 1.4%
3,316	Symantec Corp.*	$57,002

Specialty Retail - 3.5%
901	Abercrombie & Fitch Co. Class A	41,392
3,822	Best Buy Co., Inc.	91,537
749	Gap, Inc.	14,216

		147,145

Wireless Telecommunication Services - 1.4%
6,716	MetroPCS Communications, Inc.*	59,369

	TOTAL COMMON STOCKS (Cost $4,019,192)	$4,165,623

	TOTAL INVESTMENTS (Cost $4,019,192) - 99.9%	$4,165,623
	Other Assets in Excess of Liabilities - 0.1%	2,189

	TOTAL NET ASSETS - 100.0%	$4,167,812

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

Direxion S&P 500® RC Volatility Response Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 74.8%
Investment Companies - 74.8%
23,007	SPDR S&P 500 ETF Trust	$3,018,749

	TOTAL INVESTMENT COMPANIES (Cost $3,024,710)	$3,018,749

	TOTAL INVESTMENTS (Cost $3,024,710) - 74.8%	$3,018,749
	Other Assets in Excess of Liabilities - 25.2%	1,015,863

	TOTAL NET ASSETS - 100.0%	$4,034,612

Percentages are stated as a percent of net assets.

Direxion S&P 1500® RC Volatility Response Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 72.8%
Investment Companies - 72.8%
49,160	iShares S&P 1500 Index Fund	$2,940,260

	TOTAL INVESTMENT COMPANIES (Cost $2,898,532)	$2,940,260

	TOTAL INVESTMENTS (Cost $2,898,532) - 72.8%	$2,940,260
	Other Assets in Excess of Liabilities - 27.2%	1,100,468

	TOTAL NET ASSETS - 100.0%	$4,040,728

Percentages are stated as a percent of net assets.

Direxion S&P Latin America 40 RC Volatility Response Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 69.0%
Investment Companies - 69.0%
60,930	iShares S&P Latin America 40 Index Fund	$2,830,808

	TOTAL INVESTMENT COMPANIES (Cost $2,725,609)	$2,830,808

	TOTAL INVESTMENTS (Cost $2,725,609) - 69.0%	$2,830,808
	Other Assets in Excess of Liabilities - 31.0%	1,273,378

	TOTAL NET ASSETS - 100.0%	$4,104,186

Percentages are stated as a percent of net assets.

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 20.0%
Money Market Funds - 20.0%
120,000	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$120,000
580,032	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	580,032

	TOTAL SHORT TERM INVESTMENTS (Cost $700,032)	$700,032

	TOTAL INVESTMENTS (Cost $700,032) - 20.0%(b)	$700,032
	Other Assets in Excess of Liabilities - 80.0%	2,800,711

	TOTAL NET ASSETS - 100.0%	$3,500,743

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $700,032.

Direxion Daily Total Market Bear 1X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	33,649	$2,023,746	0.281%	07/17/2012	$(296,114)
Credit Suisse Capital, LLC	Vanguard Total Stock Market ETF	18,168	1,125,852	(0.169%)	09/19/2012	(108,482)

			$3,149,598			$(404,596)

ETF – Exchange-Traded Fund

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 20.3%
Money Market Funds - 20.3%
690,114	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$690,114

	TOTAL SHORT TERM INVESTMENTS (Cost $690,114)	$690,114

	TOTAL INVESTMENTS (Cost $690,114) - 20.3%(b)	$690,114
	Other Assets in Excess of Liabilities - 79.7%	2,715,359

	TOTAL NET ASSETS - 100.0%	$3,405,473

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $690,114.

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	31,982	$3,181,575	(0.319%)	9/24/2012	$(266,160)

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 30.8%
Money Market Funds - 30.8%
876,756	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$876,756

	TOTAL SHORT TERM INVESTMENTS (Cost $876,756)	$876,756

	TOTAL INVESTMENTS (Cost $876,756) - 30.8%(b)	$876,756
	Other Assets in Excess of Liabilities - 69.2%	1,967,053

	TOTAL NET ASSETS - 100.0%	$2,843,809

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $876,756.

Direxion Daily 20+ Year Treasury Bear 1X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	23,530	$2,752,480	(0.419%)	09/17/2015	$(109,164)

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 24.3%
Money Market Funds - 24.3%
1,520,098	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$1,520,098
2,950,003	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	2,950,003

	TOTAL SHORT TERM INVESTMENTS (Cost $4,470,101)	$4,470,101

	TOTAL INVESTMENTS (Cost $4,470,101) - 24.3%(b)	$4,470,101
	Other Assets in Excess of Liabilities - 75.7%	13,909,344

	TOTAL NET ASSETS - 100.0%	$18,379,445

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,470,101.

Direxion Daily Total Bond Market Bear 1X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares Barclays Aggregate Bond Fund	91,308	$9,996,618	(0.069%)	9/13/2012	$(475,132)
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	74,196	8,115,649	(0.069%)	9/24/2012	(201,289)

			$18,112,267			$(676,421)

Direxion Daily Large Cap Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 10.5%
Investment Companies - 10.5%
409,629	iShares Russell 1000® Index Fund	$29,808,702

	TOTAL INVESTMENT COMPANIES (Cost $29,696,638)	$29,808,702

SHORT TERM INVESTMENTS - 53.4%
Money Market Funds - 53.4%
109,433,977	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	109,433,977
41,687,181	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	41,687,181

	TOTAL SHORT TERM INVESTMENTS (Cost $151,121,158)	$151,121,158

	TOTAL INVESTMENTS (Cost $180,817,796) - 63.9%(b)	$180,929,860
	Other Assets in Excess of Liabilities - 36.1%	102,320,507

	TOTAL NET ASSETS - 100.0%	$283,250,367

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $180,929,860.

Direxion Daily Large Cap Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	Russell 1000® Index	183,830	$126,220,480	0.531%	2/22/2012	$8,911,603
Merrill Lynch International	Russell 1000® Index	105,898	75,219,197	0.579%	3/26/2012	1,720,299
Credit Suisse Capital, LLC	Russell 1000® Index	296,341	204,964,114	0.531%	7/27/2012	10,952,299
BNP Paribas	Russell 1000® Index	12,560	8,172,417	0.531%	10/18/2012	1,007,433
BNP Paribas	Russell 1000® Index	12,355	8,109,343	0.531%	6/20/2013	886,451
Citibank N.A.	Russell 1000® Index	97,350	69,301,518	0.631%	7/15/2013	1,415,879
BNP Paribas	Russell 1000® Index	24,120	17,203,171	0.531%	7/18/2013	319,561
BNP Paribas	Russell 1000® Index	29,010	20,963,850	0.531%	8/22/2013	108,015
Deutsche Bank AG London	Russell 1000® Index	367,425	239,140,542	0.631%	8/21/2014	28,726,518

			$769,294,632			$54,048,058

Direxion Daily Large Cap Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 76.7%
Money Market Funds - 76.7%
91,939,640	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$91,939,640
45,445,097	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	45,445,097

	TOTAL SHORT TERM INVESTMENTS (Cost $137,384,737)	$137,384,737

	TOTAL INVESTMENTS (Cost $137,384,737) - 76.7%(b)	$137,384,737
	Other Assets in Excess of Liabilities - 23.3%	41,633,866

	TOTAL NET ASSETS - 100.0%	$179,018,603

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $137,384,737.

Direxion Daily Large Cap Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	Russell 1000® Index	128,543	$86,881,215	(0.019%)	2/22/2012	$(7,890,211)
Merrill Lynch International	Russell 1000® Index	120,346	84,492,774	(0.171%)	3/26/2012	(3,184,219)
BNP Paribas	Russell 1000® Index	27,375	17,503,723	0.031%	10/18/2012	(2,538,070)
Credit Suisse Capital, LLC	Russell 1000® Index	167,518	116,915,737	(0.019%)	12/10/2012	(4,868,476)
Citibank N.A.	Russell 1000® Index	88,710	63,268,065	(0.269%)	7/15/2013	(1,194,217)
BNP Paribas	Russell 1000® Index	22,550	16,294,855	0.031%	8/22/2013	(87,630)
Deutsche Bank AG London	Russell 1000® Index	184,375	124,054,431	(0.069%)	6/30/2014	(10,461,613)

			$509,410,800			$(30,224,436)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 33.5%
Aerospace & Defense - 0.3%
2,233	BE Aerospace, Inc.*	$94,232
725	Goodrich Corp.	90,444

		184,676

Air Freight & Logistics - 0.2%
1,133	C.H. Robinson Worldwide, Inc.	77,995
1,235	Expeditors International of Washington, Inc.	55,143

		133,138

Airlines - 0.1%
188	Copa Holdings SA Class A	12,811
4,926	Delta Air Lines, Inc.*	51,969

		64,780

Auto Components - 0.6%
2,016	Autoliv, Inc.	127,190
640	BorgWarner, Inc.*	47,763
3,156	Gentex Corp.	84,802
2,257	Lear Corp.	94,568
588	Visteon Corp.*	28,224

		382,547

Automobiles - 0.1%
298	Tesla Motors, Inc.*	8,663
1,029	Thor Industries, Inc.	31,549

		40,212

Beverages - 0.3%
901	Beam, Inc.	47,131
600	Brown-Forman Corp. Class B	48,726
1,892	Coca-Cola Enterprises, Inc.	50,687
420	Monster Beverage Corp.*	43,894

		190,438

Biotechnology - 0.2%
2,303	Dendreon Corp.*	31,275
1,569	Human Genome Sciences, Inc.*	15,439
427	Regeneron Pharmaceuticals, Inc.*	38,797
1,204	United Therapeutics Corp.*	59,213

		144,724

Building Products - 0.1%
471	Armstrong World Industries, Inc.*	21,996
310	Lennox International, Inc.	11,222
847	Owens Corning, Inc.*	28,586

		61,804

Capital Markets - 0.5%
305	Affiliated Managers Group, Inc.*	30,655
1,409	Ameriprise Financial, Inc.	75,452
3,033	Invesco Ltd.	68,455
802	LPL Investment Holdings, Inc.*	26,346
1,899	SEI Investments Co.	34,885
1,514	T. Rowe Price Group, Inc.	87,570
1,274	TD Ameritrade Holding Corp.	20,524

		343,887

Chemicals - 1.2%
461	Ashland, Inc.	29,071
1,122	Eastman Chemical Co.	56,459
1,350	Ecolab, Inc.	81,594
1,347	Huntsman Corp.	17,147
1,217	Intrepid Potash, Inc.*	29,074
506	Kronos Worldwide, Inc.	11,648
923	PPG Industries, Inc.	82,682

Shares		Value
Chemicals (continued)
523	Sherwin-Williams Co.	$51,008
2,145	Sigma-Aldrich Corp.	145,946
2,847	Solutia, Inc.*	78,293
2,235	Valspar Corp.	96,641
723	W.R. Grace & Co.*	38,710
467	Westlake Chemical Corp.	27,296

		745,569

Commercial Banks - 0.6%
1,109	Bank of Hawaii Corp.	50,703
4,638	CapitalSource, Inc.	32,049
1,165	Comerica, Inc.	32,236
1,240	Cullen/Frost Bankers, Inc.	69,031
867	East West Bancorp, Inc.	19,039
5,349	Fifth Third Bancorp	69,591
126	First Citizens BancShares, Inc. Class A	22,229
3,127	SunTrust Banks, Inc.	64,322
4,706	Synovus Financial Corp.	8,188

		367,388

Commercial Services & Supplies - 0.3%
624	Avery Dennison Corp.	16,942
739	Cintas Corp.	27,380
1,385	Copart, Inc.*	65,150
4,261	Pitney Bowes, Inc.	80,831
1,263	R.R. Donnelley & Sons Co.	14,348

		204,651

Communications Equipment - 0.2%
471	F5 Networks, Inc.*	56,397
1,029	Polycom, Inc.*	20,529
893	Riverbed Technology, Inc.*	21,378
7,426	Tellabs, Inc.	28,219

		126,523

Computers & Peripherals - 0.2%
462	Lexmark International, Inc. Class A	16,124
1,388	SanDisk Corp.*	63,681
1,876	Western Digital Corp.*	68,193

		147,998

Construction & Engineering - 0.2%
1,018	Fluor Corp.	57,252
735	Jacobs Engineering Group, Inc.*	32,899
1,256	Quanta Services, Inc.*	27,130

		117,281

Consumer Finance - 0.1%
3,176	Discover Financial Services	86,324

Containers & Packaging - 0.1%
391	AptarGroup, Inc.	20,496
958	Owens-Illinois, Inc.*	23,040
1,127	Sealed Air Corp.	22,461
630	Temple-Inland, Inc.	20,091

		86,088

Distributors - 0.0%†
850	LKQ Corp.*	27,710

Diversified Consumer Services - 0.3%
2,813	Apollo Group, Inc. Class A*	147,430
675	Career Education Corp.*	6,824

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
Diversified Consumer Services (continued)
285	Weight Watchers International, Inc.	$21,697

		175,951

Diversified Financial Services - 0.2%
703	Interactive Brokers Group, Inc. Class A	10,629
693	IntercontinentalExchange, Inc.*	79,335
1,280	Leucadia National Corp.	35,533

		125,497

Diversified Telecommunication Services - 0.2%
11,877	Windstream Corp.	143,355

Electric Utilities - 0.6%
1,034	Entergy Corp.	71,739
5,258	Pepco Holdings, Inc.	103,373
3,847	PPL Corp.	106,908
1,716	Progress Energy, Inc.	93,230

		375,250

Electrical Equipment - 0.5%
684	Babcock & Wilcox Co.*	16,997
2,984	GrafTech International Ltd.*	48,997
1,308	Hubbell, Inc. Class B	94,124
699	Polypore International, Inc.*	26,618
1,560	Roper Industries, Inc.	145,689

		332,425

Electronic Equipment, Instruments & Components - 0.5%
1,027	Amphenol Corp. Class A	55,900
925	Avnet, Inc.*	32,255
313	Itron, Inc.*	12,141
3,146	Molex, Inc.	83,180
528	National Instruments Corp.	14,208
1,137	Trimble Navigation Ltd.*	53,246
3,543	Vishay Intertechnology, Inc.*	43,508

		294,438

Energy Equipment & Services - 0.9%
2,612	Cameron International Corp.*	138,958
649	Diamond Offshore Drilling, Inc.	40,433
1,222	Dresser-Rand Group, Inc.*	62,603
3,167	FMC Technologies, Inc.*	161,865
298	Oil States International, Inc.*	23,748
983	Patterson-UTI Energy, Inc.	18,549
2,846	Rowan Cos, Inc.*	96,792
1,852	Superior Energy Services, Inc.*	52,801

		595,749

Food & Staples Retailing - 0.1%
897	Whole Foods Market, Inc.	66,405

Food Products - 1.2%
857	Bunge Ltd.	49,080
2,380	ConAgra Foods, Inc.	63,475
1,067	Dean Foods Co.*	11,481
2,604	Flowers Foods, Inc.	50,388
788	Green Mountain Coffee Roasters, Inc.*	42,032
1,874	H.J. Heinz Co.	97,167
2,089	Hershey Co.	127,596
676	J.M. Smucker Co.	53,255

Shares		Value
Food Products (continued)
1,190	Mead Johnson Nutrition Co.	$88,167
8,821	Sara Lee Corp.	168,922

		751,563

Gas Utilities - 0.3%
1,822	AGL Resources, Inc.	75,631
810	National Fuel Gas Co.	40,727
1,046	ONEOK, Inc.	86,985

		203,343

Health Care Equipment & Supplies - 1.0%
499	Alere, Inc.*	12,051
8,898	Boston Scientific Corp.*	53,032
3,278	DENTSPLY International, Inc.	123,712
538	Gen-Probe, Inc.*	36,008
232	Intuitive Surgical, Inc.*	106,699
935	Teleflex, Inc.	57,213
2,729	Varian Medical Systems, Inc.*	179,759
1,118	Zimmer Holdings, Inc.*	67,918

		636,392

Health Care Providers & Services - 1.0%
1,021	AMERIGROUP Corp.*	69,438
1,593	AmerisourceBergen Corp.	62,079
565	Brookdale Senior Living, Inc.*	9,944
994	Catalyst Health Solutions, Inc.*	54,431
553	Community Health Systems, Inc.*	10,341
1,451	Coventry Health Care, Inc.*	43,632
554	DaVita, Inc.*	45,323
2,568	Health Management Associates, Inc. Class A*	16,461
2,109	Health Net, Inc.*	79,594
585	Laboratory Corp. of America Holdings*	53,463
303	LifePoint Hospitals, Inc.*	12,177
2,697	Omnicare, Inc.	88,542
914	Quest Diagnostics, Inc.	53,085
4,185	Tenet Healthcare Corp.*	22,139
499	VCA Antech, Inc.*	11,168

		631,817

Health Care Technology - 0.1%
1,285	SXC Health Solutions Corp.*	81,032

Hotels, Restaurants & Leisure - 0.6%
343	Chipotle Mexican Grill, Inc.*	125,980
171	Choice Hotels International, Inc.	6,214
1,029	Hyatt Hotels Corp. Class A*	43,856
1,618	Marriott International, Inc. Class A	55,740
2,053	MGM Resorts International*	26,792
1,136	Starwood Hotels & Resorts Worldwide, Inc.	61,617
7,368	Wendy’s Co.	34,556
462	Wynn Resorts Ltd.	53,236

		407,991

Household Durables - 0.5%
1,132	Mohawk Industries, Inc.*	69,233
3,806	Newell Rubbermaid, Inc.	70,297
135	NVR, Inc.*	93,589
1,454	Tupperware Brands Corp.	91,369

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
Household Durables (continued)
443	Whirlpool Corp.	$24,064

		348,552

Household Products - 0.3%
775	Clorox Co.	53,211
1,621	Energizer Holdings, Inc.*	125,012

		178,223

Independent Power Producers - 0.1%
17,963	GenOn Energy, Inc.*	38,261

Insurance - 2.1%
1,870	American Financial Group, Inc.	68,573
1,924	Aon Corp.	93,179
1,649	Aspen Insurance Holdings Ltd.	43,797
825	Assurant, Inc.	32,670
2,589	Assured Guaranty Ltd.	40,155
2,711	Brown & Brown, Inc.	61,757
622	CNA Financial Corp.	17,124
643	Erie Indemnity Co. Class A	49,299
592	Everest Re Group Ltd.	50,557
2,858	Genworth Financial, Inc. Class A*	22,035
1,058	Hanover Insurance Group, Inc.	38,469
4,991	Hartford Financial Services Group, Inc.	87,442
2,650	HCC Insurance Holdings, Inc.	73,564
1,165	Kemper Corp.	34,682
228	Markel Corp.*	91,900
3,194	Marsh & McLennan Cos., Inc.	100,899
6,038	Old Republic International Corp.	59,655
8,814	Progressive Corp.	178,748
624	Protective Life Corp.	15,606
1,053	StanCorp Financial Group, Inc.	40,709
1,795	Validus Holdings Ltd.	57,566
2,660	W.R. Berkley Corp.	91,158

		1,349,544

Internet & Catalog Retail - 0.2%
3,500	Liberty Interactive Corp. Class A*	59,920
303	Netflix, Inc.*	36,421

		96,341

Internet Software & Services - 0.4%
3,036	Akamai Technologies, Inc.*	97,911
951	IAC/InterActiveCorp	40,960
2,052	Monster Worldwide, Inc.*	14,774
3,348	VeriSign, Inc.	124,077

		277,722

IT Services - 1.2%
1,189	Alliance Data Systems Corp.*	131,741
2,579	Fiserv, Inc.*	162,194
85	FleetCor Technologies, Inc.*	2,889
564	Gartner, Inc.*	21,381
1,718	NeuStar, Inc. Class A*	62,724
2,438	Teradata Corp.*	130,579
946	Total System Services, Inc.	20,282
11,084	Western Union Co.	211,705

		743,495

Leisure Equipment & Products - 0.2%
4,049	Mattel, Inc.	125,519

Shares		Value
Life Sciences Tools & Services - 0.1%
1,041	Life Technologies Corp.*	$50,416
1,841	PerkinElmer, Inc.	44,147

		94,563

Machinery - 2.0%
615	CNH Global NV*	25,670
1,778	Donaldson Co., Inc.	128,549
2,091	Dover Corp.	132,590
2,570	Eaton Corp.	126,007
1,412	Graco, Inc.	64,924
1,549	IDEX Corp.	62,765
3,832	Ingersoll-Rand PLC	133,890
1,968	Lincoln Electric Holdings, Inc.	84,526
2,704	Pall Corp.	161,375
947	Parker Hannifin Corp.	76,404
576	Pentair, Inc.	21,208
1,356	Snap-On, Inc.	76,628
982	Stanley Black & Decker, Inc.	68,917
529	Valmont Industries, Inc.	55,497
397	Wabtec Corp.	27,310

		1,246,260

Marine - 0.1%
971	Alexander & Baldwin, Inc.	45,928

Media - 0.7%
341	Charter Communications, Inc. Class A*	19,655
1,620	Discovery Communications, Inc. Class A*	69,466
1,166	DISH Network Corp. Class A	32,555
1,426	Liberty Global, Inc. Class A*	65,425
1,772	McGraw-Hill Cos, Inc.	81,512
1,635	Omnicom Group, Inc.	74,572
22,974	Sirius XM Radio, Inc.*	48,016
1,846	Virgin Media, Inc.	44,009
29	Washington Post Co. Class B	10,982

		446,192

Metals & Mining - 0.6%
638	AK Steel Holding Corp.	6,023
616	Allegheny Technologies, Inc.	27,960
788	Cliffs Natural Resources, Inc.	56,933
329	Molycorp, Inc.*	10,193
4,238	Nucor Corp.	188,549
437	Reliance Steel & Aluminum Co.	23,248
514	Schnitzer Steel Industries, Inc. Class A	22,426
922	United States Steel Corp.	27,835
363	Walter Energy, Inc.	25,094

		388,261

Multiline Retail - 0.1%
196	Dillard’s, Inc. Class A	8,673
2,476	Macy’s, Inc.	83,416

		92,089

Multi-Utilities - 1.2%
647	Alliant Energy Corp.	27,426
4,539	Ameren Corp.	143,614
1,704	Consolidated Edison, Inc.	100,468
3,943	DTE Energy Co.	209,807
4,398	MDU Resources Group, Inc.	94,029

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
Multi-Utilities (continued)
6,509	NiSource, Inc.	$147,949
567	OGE Energy Corp.	29,972
672	SCANA Corp.	30,126

		783,391

Office Electronics - 0.1%
10,055	Xerox Corp.	77,926

Oil, Gas & Consumable Fuels - 1.9%
1,222	Cabot Oil & Gas Corp.	38,982
902	Cobalt International Energy, Inc.*	18,076
2,339	Denbury Resources, Inc.*	44,113
4,477	El Paso Corp.	120,297
787	EQT Corp.	39,759
665	Forest Oil Corp.*	8,645
514	HollyFrontier Corp.	15,081
1,126	Murphy Oil Corp.	67,110
2,847	Noble Energy, Inc.	286,607
1,576	Peabody Energy Corp.	53,726
3,282	Plains Exploration & Production Co.*	123,797
1,384	SM Energy Co.	100,451
3,784	Spectra Energy Corp.	119,158
3,348	Tesoro Corp.*	83,800
3,320	Valero Energy Corp.	79,647

		1,199,249

Paper & Forest Products - 0.2%
2,546	International Paper Co.	79,282
983	MeadWestvaco Corp.	28,940

		108,222

Personal Products - 0.1%
2,505	Avon Products, Inc.	44,514

Pharmaceuticals - 0.4%
2,714	Endo Pharmaceuticals Holdings, Inc.*	100,880
2,522	Forest Laboratories, Inc.*	80,149
1,343	Watson Pharmaceuticals, Inc.*	78,740

		259,769

Professional Services - 0.3%
1,150	IHS, Inc. Class A*	102,902
1,913	Manpower, Inc.	76,730

		179,632

Real Estate Investment Trusts - 2.1%
361	Alexandria Real Estate Equities, Inc.	26,140
4,732	Annaly Capital Management, Inc.	79,687
696	Apartment Investment & Management Co. Class A	17,094
1,021	AvalonBay Communities, Inc.	138,866
848	Boston Properties, Inc.	88,234
11,037	Chimera Investment Corp.	33,552
1,716	Equity Residential	102,188
2,359	HCP, Inc.	99,149
2,874	Hospitality Properties Trust	69,637
2,279	Liberty Property Trust	75,868
2,474	Prologis, Inc.	78,451
785	Rayonier, Inc.	35,898
524	Regency Centers Corp.	21,652

Shares		Value
Real Estate Investment Trusts (continued)
1,641	SL Green Realty Corp.	$120,663
2,801	Ventas, Inc.	163,326
1,072	Vornado Realty Trust	86,703
2,811	Weingarten Realty Investors	68,223

		1,305,331

Real Estate Management & Development - 0.2%
2,785	CBRE Group, Inc.*	53,750
169	Howard Hughes Corp.*	8,758
454	Jones Lang LaSalle, Inc.	35,757

		98,265

Road & Rail - 0.3%
1,289	Con-Way, Inc.	40,913
1,769	Hertz Global Holdings, Inc.*	24,058
642	Kansas City Southern*	44,067
1,114	Landstar System, Inc.	56,981

		166,019

Semiconductors & Semiconductor Equipment - 1.2%
1,878	Altera Corp.	74,726
1,743	Analog Devices, Inc.	68,204
2,723	Atmel Corp.*	26,440
3,914	Cypress Semiconductor Corp.*	67,301
716	International Rectifier Corp.*	16,325
2,925	Intersil Corp. Class A	32,935
728	Lam Research Corp.*	31,006
1,324	Linear Technology Corp.	44,116
2,959	Marvell Technology Group Ltd.*	45,953
1,718	Maxim Integrated Products, Inc.	46,111
5,051	Micron Technology, Inc.*	38,337
3,492	NVIDIA Corp.*	51,577
2,589	ON Semiconductor Corp.*	22,524
1,034	Silicon Laboratories, Inc.*	45,331
579	Sunpower Corp. Class A*	3,966
4,320	Teradyne, Inc.*	70,632
1,545	Xilinx, Inc.	55,388

		740,872

Software - 1.2%
2,462	Activision Blizzard, Inc.	30,381
1,336	Autodesk, Inc.*	48,096
1,029	BMC Software, Inc.*	37,291
2,235	CA, Inc.	57,618
1,095	Citrix Systems, Inc.*	71,405
1,934	Electronic Arts, Inc.*	35,914
2,792	Fortinet, Inc.*	63,686
1,759	Intuit, Inc.	99,278
2,641	Nuance Communications, Inc.*	75,321
1,125	Red Hat, Inc.*	52,166
2,947	Synopsys, Inc.*	85,994
3,866	TIBCO Software, Inc.*	100,787

		757,937

Specialty Retail - 1.4%
1,865	Aaron’s, Inc.	49,628
952	AutoNation, Inc.*	34,044
1,449	Bed Bath & Beyond, Inc.*	87,954
1,844	Best Buy Co., Inc.	44,164
2,194	Dick’s Sporting Goods, Inc.	90,415
123	DSW, Inc. Class A	6,146
2,353	Gap, Inc.	44,660
4,067	Limited Brands, Inc.	170,245

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
Specialty Retail (continued)
2,474	RadioShack Corp.	$17,763
1,368	Ross Stores, Inc.	69,522
2,212	Sally Beauty Holdings, Inc.*	45,611
1,704	Signet Jewelers Ltd.	77,668
4,150	Staples, Inc.	60,715
743	Tiffany & Co.	47,403
420	Tractor Supply Co.	33,923
1,333	Urban Outfitters, Inc.*	35,325

		915,186

Textiles, Apparel & Luxury Goods - 0.5%
2,246	Hanesbrands, Inc.*	55,252
1,392	PVH Corp.	107,448
451	Ralph Lauren Corp.	68,552
798	Under Armour, Inc. Class A*	63,537

		294,789

Thrifts & Mortgage Finance - 0.2%
777	BankUnited, Inc.	17,801
6,087	People’s United Financial, Inc.	75,053
1,859	TFS Financial Corp.*	16,731

		109,585

Tobacco - 0.1%
837	Lorillard, Inc.	89,885

Trading Companies & Distributors - 0.4%
407	MSC Industrial Direct Co., Inc. Class A	30,940
1,108	W.W. Grainger, Inc.	211,340

		242,280

Wireless Telecommunication Services - 0.3%
1,692	Crown Castle International Corp.*	82,028
994	NII Holdings, Inc.*	19,989
2,288	Telephone & Data Systems, Inc.	60,178

		162,195

	TOTAL COMMON STOCKS (Cost $21,207,364)	$21,282,943

SHORT TERM INVESTMENTS - 35.8%
Money Market Funds - 35.8%
13,969,801	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	13,969,801
8,751,574	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	8,751,574

	TOTAL SHORT TERM INVESTMENTS (Cost $22,721,375)	$22,721,375

	TOTAL INVESTMENTS (Cost $43,928,739) - 69.3%(b)	$44,004,318
	Other Assets in Excess of Liabilities - 30.7%	19,483,752

	TOTAL NET ASSETS - 100.0%	$63,488,070

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,004,318.

Direxion Daily Mid Cap Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	Russell Midcap® Index	38,117	$37,441,825	0.381%	2/22/2012	$2,639,081
Credit Suisse Capital, LLC	Russell Midcap® Index	75,970	68,827,779	0.381%	6/25/2012	10,031,964
BNP Paribas	Russell Midcap® Index	11,990	11,863,379	0.531%	5/16/2013	574,327
BNP Paribas	Russell Midcap® Index	17,769	17,376,295	0.531%	6/20/2013	1,035,361
BNP Paribas	Russell Midcap® Index	8,930	8,913,797	0.531%	7/18/2013	324,642
BNP Paribas	Russell Midcap® Index	10,800	11,047,481	0.531%	8/22/2013	125,836

			$155,470,556			$14,731,211

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 87.8%
Money Market Funds - 87.8%
10,025,353	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$10,025,353
3,131,541	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	3,131,541

	TOTAL SHORT TERM INVESTMENTS (Cost $13,156,894)	$13,156,894

	TOTAL INVESTMENTS (Cost $13,156,894) - 87.8%(b)	$13,156,894
	Other Assets in Excess of Liabilities - 12.2%	1,824,200

	TOTAL NET ASSETS - 100.0%	$14,981,094

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,156,894.

Direxion Daily Mid Cap Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	Russell Midcap® Index	10,881	$10,971,281	(0.069%)	2/22/2012	$(466,749)
Credit Suisse Capital, LLC	Russell Midcap® Index	19,450	18,137,134	(0.069%)	11/5/2012	(2,050,995)
BNP Paribas	Russell Midcap® Index	1,032	994,123	(0.519%)	5/16/2013	(78,374)
BNP Paribas	Russell Midcap® Index	12,090	11,448,612	(0.519%)	6/20/2013	(1,101,577)

			$41,551,150			$(3,697,695)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 8.2%
Investment Companies - 8.2%
894,409	iShares Russell 2000 Index Fund	$70,720,920

	TOTAL INVESTMENT COMPANIES (Cost $69,894,919)	$70,720,920

SHORT TERM INVESTMENTS - 47.2%
Money Market Funds - 47.2%
275,427,049	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	275,427,049
132,664,864	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	132,664,864

	TOTAL SHORT TERM INVESTMENTS (Cost $408,091,913)	$408,091,913

	TOTAL INVESTMENTS (Cost $477,986,832) - 55.4%(b)	$478,812,833
	Other Assets in Excess of Liabilities - 44.6%	386,078,067

	TOTAL NET ASSETS - 100.0%	$864,890,900

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $478,812,833.

Direxion Daily Small Cap Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation
Citibank N.A.	Russell 2000® Index	330,000	$232,371,530	0.131%	2/09/2012	$31,512,820
Morgan Stanley Capital Services	Russell 2000® Index	465,270	340,119,009	(0.169%)	2/22/2012	33,767,796
Merrill Lynch International	Russell 2000® Index	550,790	411,184,013	0.179%	3/26/2012	26,349,603
Credit Suisse Capital, LLC	Russell 2000® Index	748,805	489,944,761	(0.169%)	6/25/2012	106,444,044
BNP Paribas	Russell 2000® Index	136,500	97,604,017	0.531%	9/20/2012	11,073,415
BNP Paribas	Russell 2000® Index	140,000	103,912,178	0.531%	12/20/2012	7,330,037
BNP Paribas	Russell 2000® Index	50,000	36,454,590	0.531%	5/16/2013	3,272,363
Deutsche Bank AG London	Russell 2000® Index	762,200	586,014,475	0.031%	8/22/2014	18,557,317

			$2,297,604,573			$238,307,395

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 79.4%
Money Market Funds - 79.4%
574,671,738	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$574,671,738
208,699,016	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	208,699,016

	TOTAL SHORT TERM INVESTMENTS (Cost $783,370,754)	$783,370,754

	TOTAL INVESTMENTS (Cost $783,370,754) - 79.4%(b)	$783,370,754
	Other Assets in Excess of Liabilities - 20.6%	203,064,618

	TOTAL NET ASSETS - 100.0%	$986,435,372

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $783,370,754.

Direxion Daily Small Cap Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 2000® Index	330,000	$223,907,735	(1.019%)	2/10/2012	$(39,576,008)
Morgan Stanley Capital Services	Russell 2000® Index	426,510	329,617,147	(0.869%)	2/22/2012	(12,354,149)
BNP Paribas	Russell 2000® Index	91,600	73,222,716	(0.969%)	4/19/2012	(930,886)
BNP Paribas	Russell 2000® Index	53,400	45,371,918	(0.969%)	5/17/2012	2,211,373
BNP Paribas	Russell 2000® Index	138,000	117,455,964	(0.969%)	6/21/2012	6,056,214
Credit Suisse Capital, LLC	Russell 2000® Index	1,223,300	882,158,530	(0.869%)	12/21/2012	(90,063,134)
Merrill Lynch International	Russell 2000® Index	462,805	338,920,017	(0.971%)	4/29/2013	(29,628,001)
Deutsche Bank AG London	Russell 2000® Index	1,007,100	780,940,157	(1.219%)	6/30/2014	(18,066,536)

			$2,791,594,184			$(182,351,127)

Direxion Daily BRIC Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 16.7%
Brazil - 9.1%
2,089	Banco Bradesco SA Preference Shares ADR	$37,351
786	Banco Santander Brasil SA ADS	7,168
127	Brasil Telecom SA Preference Shares ADR	2,383
149	Braskem SA Preference A Shares-SP ADR	2,685
945	BRF - Brasil Foods SA ADR	18,928
338	Centrais Eletricas Brasileiras SA ADR	3,451
301	Centrais Eletricas Brasileiras SA Preference B Shares ADR	4,407
166	Cia Brasileira de Distribuicao Grupo PAO de Acucar Preference Shares ADR	7,073
950	Cia de Bebidas DAS Americas Preference Shares ADR	34,570
76	Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,008
481	Cia Energetica de Minas Gerais Preference Shares ADR	9,735
145	Cia Paranaense de Energia Preference Shares ADR	3,319
958	Cia Siderurgica Nacional SA ADR	9,839
86	CPFL Energia SA ADR	2,550
176	Embraer SA ADR	4,826
313	Fibria Celulose SA ADR	2,501
379	Gafisa SA ADR	2,054
1,098	Gerdau SA Preference Shares ADR	10,431
170	Gol Linhas Aereas Inteligentes SA Preference Shares ADR	1,173
2,324	Itau Unibanco Holding SA Preference Shares ADR	46,387
1,905	Petroleo Brasileiro SA ADR	58,198
2,460	Petroleo Brasileiro SA Preference Shares-SP ADR	68,708
119	Tam SA Preference Shares ADR	2,578
319	Tele Norte Leste Participacoes SA Preference Shares ADR	2,995
263	Tim Participacoes SA ADR	7,588
588	Ultrapar Participacoes SA ADR	11,701
1,508	Vale SA ADR	38,152
2,348	Vale SA Preference A Shares ADR	56,845

		462,604

China - 3.2%
16	51job, Inc. ADR*	718
29	7 Days Group Holdings Ltd. ADR*	426
204	Aluminum Corp. of China Ltd. ADR	2,483
53	AutoNavi Holdings Ltd. ADR*	585
187	Baidu, Inc. ADR*	23,846
80	China Eastern Airlines Corp. Ltd. ADS*	1,441

Shares		Value
China (continued)
40	China Kanghui Holdings, Inc. ADR*	$696
399	China Life Insurance Co. Ltd. ADR	17,532
42	China Lodging Group Ltd. ADS*	632
199	China Petroleum & Chemical Corp. ADR	23,910
55	China Southern Airlines Co. Ltd. ADR*	1,416
168	China Telecom Corp. Ltd. ADR	9,423
200	Ctrip.com International Ltd. ADR*	5,010
103	E-House China Holdings Ltd. ADS	576
131	Focus Media Holding Ltd. ADR*	2,620
171	Giant Interactive Group, Inc. ADR	727
50	Guangshen Railway Co. Ltd. ADR	913
36	Home Inns & Hotels Management, Inc. ADR*	1,062
100	Huaneng Power International, Inc. ADR	2,406
82	iSoftStone Holdings Ltd. ADS*	872
117	LDK Solar Co. Ltd. ADR*	569
119	Mindray Medical International Ltd. ADR	3,541
101	NetEase.com, Inc. ADR*	4,831
183	New Oriental Education & Technology Group, Inc. ADR*	4,359
73	Perfect World Co. Ltd. ADR*	783
207	PetroChina Co. Ltd. ADR	30,118
270	Renren, Inc. ADR*	1,498
713	Semiconductor Manufacturing International Corp. ADR*	1,840
120	Shanda Games Ltd. ADR	427
40	Shanda Interactive Entertainment Ltd. ADR*	1,629
37	Sinopec Shanghai Petrochemical Co. Ltd. ADR	1,310
65	Spreadtrum Communications, Inc. ADR	1,006
184	Suntech Power Holdings Co. Ltd. ADR*	598
141	Trina Solar Ltd. ADR*	1,134
84	VanceInfo Technologies, Inc. ADR*	1,056
122	WuXi PharmaTech Cayman, Inc. ADR*	1,657
269	Yanzhou Coal Mining Co. Ltd. ADR	6,399
162	Yingli Green Energy Holding Co. Ltd. ADR*	685
119	Youku.com, Inc. ADR*	2,545

		163,279

Hong Kong - 2.2%
1,206	China Mobile Ltd. ADR	61,602
528	China Unicom Hong Kong Ltd. ADR	9,752
177	CNOOC Ltd. ADR	36,002
346	Melco Crown Entertainment Ltd. ADR*	3,858

		111,214

Direxion Daily BRIC Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
India - 1.9%
178	Dr. Reddy’s Laboratories Ltd. ADR	$6,079
684	HDFC Bank Ltd. ADR	21,225
510	ICICI Bank Ltd. ADR	18,467
442	Infosys Ltd ADR	24,306
496	Sterlite Industries India Ltd. ADR	4,538
60	Tata Communications Ltd. ADR	551
473	Tata Motors Ltd. ADR	11,390
593	Wipro Ltd. ADR	6,452

		93,008

Russia - 0.3%
97	Mechel ADR	1,076
623	Mobile TeleSystems ADR	10,441
405	VimpelCom Ltd. ADR	4,317

		15,834

	TOTAL COMMON STOCKS (Cost $789,724)	$845,939

Shares		Value
SHORT TERM INVESTMENTS - 27.8%
Money Market Funds - 27.8%
1,343,532	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$1,343,532
67,511	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	67,511

	TOTAL SHORT TERM INVESTMENTS (Cost $1,411,043)	$1,411,043

	TOTAL INVESTMENTS (Cost $2,200,767) - 44.5%(b)	$2,256,982
	Other Assets in Excess of Liabilities - 55.5%	2,820,224

	TOTAL NET ASSETS - 100.0%	$5,077,206

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$4,826	0.1%
Airlines	6,608	0.1
Automobiles	11,390	0.2
Beverages	34,570	0.7
Chemicals	3,995	0.1
Commercial Banks	130,598	2.6
Diversified Consumer Services	4,359	0.1
Diversified Telecommunication Services	25,104	0.5
Electric Utilities	23,462	0.5
Food & Staples Retailing	7,073	0.1
Food Products	18,928	0.4
Health Care Equipment & Supplies	4,237	0.1
Hotels, Restaurants & Leisure	10,988	0.2
Household Durables	2,054	0.0	†
Independent Power Producers & Energy Traders	2,406	0.1
Insurance	17,532	0.4
Internet Software & Services	32,720	0.6
IT Services	31,630	0.6
Life Sciences Tools & Services	1,657	0.0	†
Media	2,620	0.1
Metals & Mining	123,364	2.4
Oil, Gas & Consumable Fuels	235,036	4.6
Paper & Forest Products	2,501	0.1
Pharmaceuticals	6,079	0.1
Professional Services	718	0.0	†
Real Estate Management & Development	576	0.0	†
Road & Rail	913	0.0	†
Semiconductors & Semiconductor Equipment	5,832	0.1
Software	5,207	0.1
Water Utilities	5,008	0.1
Wireless Telecommunication Services	83,948	1.7
Short Term Investments	1,411,043	27.8

Total Investments	2,256,982	44.5
Other Assets in Excess of Liabilities	2,820,224	55.5

Net Assets	$5,077,206	100.0%

Direxion Daily BRIC Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipts.

ADS - American Depositary Shares.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,256,982.

Direxion Daily BRIC Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	1,896	$8,099,848	0.281%	10/15/2012	$837,280
Morgan Stanley Capital Services	The Bank of New York Mellon BRIC Select ADR® Index	73	347,247	0.273%	2/28/2013	(4,002)
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	1,090	5,175,678	0.918%	8/23/2013	(50,482)

			$13,622,773			$782,796

Direxion Daily BRIC Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.3%
Money Market Funds - 98.3%
1,327,906	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$1,327,906
740,388	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	740,388

	TOTAL SHORT TERM INVESTMENTS (Cost $2,068,294)	$2,068,294

	TOTAL INVESTMENTS (Cost $2,068,294) - 98.3%(b)	$2,068,294
	Other Assets in Excess of Liabilities - 1.7%	36,381

	TOTAL NET ASSETS - 100.0%	$2,104,675

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,068,294.

Direxion Daily BRIC Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	802	$3,313,278	(0.719%)	1/16/2013	$(465,701)
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	541	2,335,439	(0.921%)	3/26/2013	(216,015)

			$5,648,717			$(681,716)

Direxion Daily China Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 15.3%
Airlines - 0.4%
4,772	China Eastern Airlines Corp. Ltd. ADS*	$85,944
3,738	China Southern Airlines Co. Ltd. ADR*	96,253

		182,197

Chemicals - 0.2%
2,670	Sinopec Shanghai Petrochemical Co. Ltd. ADR	94,518

Diversified Consumer Services - 0.4%
7,458	New Oriental Education & Technology Group, Inc. ADR*	177,649

Diversified Telecommunication Services - 1.1%
4,759	China Telecom Corp. Ltd. ADR	266,932
14,753	China Unicom Hong Kong Ltd. ADR	272,488

		539,420

Health Care Equipment & Supplies - 0.5%
3,760	China Kanghui Holdings, Inc. ADR*	65,424
5,787	Mindray Medical International Ltd. ADR	172,221

		237,645

Hotels, Restaurants & Leisure - 1.2%
3,678	7 Days Group Holdings Ltd. ADR*	54,067
4,426	China Lodging Group Ltd. ADS*	66,611
8,029	Ctrip.com International Ltd. ADR*	201,126
2,842	Home Inns & Hotels Management, Inc. ADR*	83,811
14,261	Melco Crown Entertainment Ltd. ADR*	159,010

		564,625

Independent Power Producers & Energy Traders - 0.3%
6,345	Huaneng Power International, Inc. ADR	152,661

Insurance - 1.0%
10,757	China Life Insurance Co. Ltd. ADR	472,663

Internet Software & Services - 1.7%
3,142	Baidu, Inc. ADR*	400,668
4,050	NetEase.com, Inc. ADR*	193,711
19,669	Renren, Inc. ADR*	109,163
6,066	Youku, Inc. ADR*	129,752

		833,294

IT Services - 0.3%
5,234	hiSoft Technology International Ltd. ADR*	59,511
7,035	iSoftStone Holdings Ltd. ADS*	74,782

		134,293

Shares		Value
Life Sciences Tools & Services - 0.2%
8,132	WuXi PharmaTech Cayman, Inc. ADR*	$110,433

Media - 0.3%
6,506	Focus Media Holding Ltd. ADR*	130,120

Metals & Mining - 0.3%
11,911	Aluminum Corp. of China Ltd. ADR	144,957

Oil, Gas & Consumable Fuels - 3.8%
3,899	China Petroleum & Chemical Corp. ADR	468,465
2,704	CNOOC Ltd. ADR	549,994
3,963	PetroChina Co. Ltd. ADR	576,616
9,562	Yanzhou Coal Mining Co. Ltd. ADR	227,480

		1,822,555

Professional Services - 0.1%
1,491	51job, Inc. ADR*	66,916

Real Estate Management & Development - 0.1%
9,955	E-House China Holdings Ltd. ADS	55,648

Road & Rail - 0.1%
4,113	Guangshen Railway Co. Ltd. ADR	75,103

Semiconductors & Semiconductor Equipment - 0.9%
13,039	LDK Solar Co. Ltd. ADR*	63,370
40,033	Semiconductor Manufacturing International Corp. ADR*	103,285
4,344	Spreadtrum Communications, Inc. ADR	67,202
21,687	Suntech Power Holdings Co. Ltd. ADR*	70,483
10,007	Trina Solar Ltd. ADR*	80,456
15,506	Yingli Green Energy Holding Co. Ltd. ADR*	65,590

		450,386

Software - 0.9%
4,990	AutoNavi Holdings Ltd. ADR*	55,090
16,848	Giant Interactive Group, Inc. ADR	71,604
5,905	Perfect World Co. Ltd. ADR*	63,302
13,504	Shanda Games Ltd. ADR	48,074
2,533	Shanda Interactive Entertainment Ltd. ADR*	103,169
6,355	VanceInfo Technologies, Inc. ADR*	79,882

		421,121

Wireless Telecommunication Services - 1.5%
13,846	China Mobile Ltd. ADR	707,254

	TOTAL COMMON STOCKS (Cost $6,515,622)	$7,373,458

Direxion Daily China Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 54.5%
Money Market Funds - 54.5%
15,586,282	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$15,586,282
10,661,203	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	10,661,203

	TOTAL SHORT TERM INVESTMENTS (Cost $26,247,485)	$26,247,485

	TOTAL INVESTMENTS (Cost $32,763,107) - 69.8%(b)	$33,620,943
	Other Assets in Excess of Liabilities - 30.2%	14,519,314

	TOTAL NET ASSETS - 100.0%	$48,140,257

Percentages are stated as a percent of net assets.

ADS - American Depositary Shares.

ADR - American Depositary Receipt.

(*)	Non-Income producing security.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,620,943.

Direxion Daily China Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	9,962	$35,171,912	0.481%	7/6/2012	$629,712
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	14,397	47,361,235	0.481%	11/21/2012	4,333,340
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	4,680	17,466,117	0.531%	12/20/2012	(665,460)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	9,086	30,025,450	0.481%	12/18/2014	2,625,131

			$130,024,714			$6,922,723

Direxion Daily China Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 78.5%
Money Market Funds - 78.5%
6,111,179	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$6,111,179
2,410,186	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	2,410,186

	TOTAL SHORT TERM INVESTMENTS (Cost $8,521,365)	$8,521,365

	TOTAL INVESTMENTS (Cost $8,521,365) - 78.5%(b)	$8,521,365
	Other Assets in Excess of Liabilities - 21.5%	2,328,198

	TOTAL NET ASSETS - 100.0%	$10,849,563

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,521,365.

Direxion Daily China Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	2,473	$9,613,744	(1.719%)	7/23/2012	$573,487
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	1,289	4,681,463	(1.369%)	10/18/2012	20,516
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	2,932	10,350,793	(1.719%)	11/5/2012	(196,415)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	2,361	7,727,891	(1.519%)	12/18/2014	(769,501)

			$32,373,891			$(371,913)

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 28.7%
Investment Companies - 28.7%
125,641	iShares MSCI EAFE® Index Fund	$6,550,922

	TOTAL INVESTMENT COMPANIES (Cost $7,463,779)	$6,550,922

SHORT TERM INVESTMENTS - 47.3%
Money Market Funds - 47.3%
9,242,157	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	9,242,157
1,530,082	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	1,530,082

	TOTAL SHORT TERM INVESTMENTS (Cost $10,772,239)	$10,772,239

	TOTAL INVESTMENTS (Cost $18,236,018) - 76.0%(b)	$17,323,161
	Other Assets in Excess of Liabilities - 24.0%	5,475,741

	TOTAL NET ASSETS - 100.0%	$22,798,902

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,323,161.

Direxion Daily Developed Markets Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	134,735	$6,816,534	0.431%	2/22/2012	$774,688
Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	421,750	22,728,039	0.431%	6/25/2012	(400,242)
BNP Paribas	iShares MSCI EAFE® Index Fund	62,020	3,283,375	0.531%	10/18/2012	(56,735)
BNP Paribas	iShares MSCI EAFE® Index Fund	28,300	1,475,291	0.531%	11/23/2012	(1,981)
BNP Paribas	iShares MSCI EAFE® Index Fund	49,500	2,573,740	0.531%	5/16/2013	3,982
Deutsch Bank AG London	iShares MSCI EAFE® Index Fund	489,865	24,579,390	0.481%	4/29/2016	962,540

			$61,456,369			$1,282,252

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.8%
Money Market Funds - 73.8%
8,059,657	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$8,059,657
2,526,274	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	2,526,274

	TOTAL SHORT TERM INVESTMENTS (Cost $10,585,931)	$10,585,931

	TOTAL INVESTMENTS (Cost $10,585,931) - 73.8%(b)	$10,585,931
	Other Assets in Excess of Liabilities - 26.2%	3,753,841

	TOTAL NET ASSETS - 100.0%	$14,339,772

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,585,931.

Direxion Daily Developed Markets Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	iShares MSCI EAFE® Index Fund	41,240	$2,090,037	(0.519%)	2/16/2012	$(63,031)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	179,425	9,026,601	0.081%	2/22/2012	(650,106)
Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	378,325	21,834,057	0.081%	7/11/2012	1,605,926
Deutsch Bank AG London	iShares MSCI EAFE® Index Fund	226,110	11,339,397	(0.019%)	4/29/2016	(450,046)

			$44,290,092			$442,743

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 12.0%
Investment Companies - 12.0%
1,077,473	iShares MSCI Emerging Markets Index Fund	$45,393,938

	TOTAL INVESTMENT COMPANIES (Cost $45,864,492)	$45,393,938

SHORT TERM INVESTMENTS - 44.2%
Money Market Funds - 44.2%
130,942,044	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	130,942,044
36,792,819	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	36,792,819

	TOTAL SHORT TERM INVESTMENTS (Cost $167,734,863)	$167,734,863

	TOTAL INVESTMENTS (Cost $213,599,355) - 56.2%(b)	$213,128,801
	Other Assets in Excess of Liabilities - 43.8%	166,010,868

	TOTAL NET ASSETS - 100.0%	$379,139,669

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $213,128,801.

Direxion Daily Emerging Markets Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Citibank N.A.	iShares MSCI Emerging Markets Index Fund	3,075,000	$126,192,984	0.531%	2/3/2012	$4,298,556
Merrill Lynch International	iShares MSCI Emerging Markets Index Fund	3,676,710	144,315,147	0.729%	3/26/2012	11,581,680
Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	8,405,970	338,680,558	0.431%	6/25/2012	15,391,058
BNP Paribas	iShares MSCI Emerging Markets Index Fund	770,225	31,981,910	0.531%	5/16/2013	427,945
Morgan Stanley Capital Services	iShares MSCI Emerging Markets Index Fund	2,158,400	80,465,152	0.431%	5/22/2013	11,149,694
BNP Paribas	iShares MSCI Emerging Markets Index Fund	914,600	37,313,995	0.531%	6/20/2013	1,175,470
Deutsche Bank AG London	iShares MSCI Emerging Markets Index Fund	6,920,235	265,702,713	0.481%	6/30/2014	27,311,575

			$1,024,652,459			$71,335,978

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 83.6%
Money Market Funds - 83.6%
107,426,453	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$107,426,453
18,787,982	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	18,787,982

	TOTAL SHORT TERM INVESTMENTS (Cost $126,214,435)	$126,214,435

	TOTAL INVESTMENTS (Cost $126,214,435) - 83.6%(b)	$126,214,435
	Other Assets in Excess of Liabilities - 16.4%	24,797,285

	TOTAL NET ASSETS - 100.0%	$151,011,720

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.

(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $126,214,435.

Direxion Daily Emerging Markets Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	iShares MSCI Emerging Markets Index Fund	720,000	$34,622,574	(0.669%)	2/10/2012	$3,654,670
Morgan Stanley Capital Services	iShares MSCI Emerging Markets Index Fund	636,800	30,379,745	0.131%	2/22/2012	2,922,898
Merrill Lynch International	iShares MSCI Emerging Markets Index Fund	902,270	33,524,733	(0.421%)	3/26/2012	(4,827,958)
Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	3,767,210	155,412,316	(0.019%)	12/10/2012	(3,300,911)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	408,235	16,252,668	(0.619%)	5/16/2013	(972,275)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	1,390,780	55,155,183	(0.619%)	6/20/2013	(3,512,248)
Deutsche Bank AG London	iShares MSCI Emerging Markets Index Fund	2,928,585	110,072,354	(0.719%)	9/23/2015	(14,187,878)

			$435,419,573			$(20,223,702)

Direxion Daily India Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 20.5%
Investment Companies - 20.5%
185,209	PowerShares India Portfolio	$3,583,794

	TOTAL INVESTMENT COMPANIES (Cost $3,933,734)	$3,583,794

SHORT TERM INVESTMENTS - 50.2%
Money Market Funds - 50.2%
2,896,298	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	2,896,298
5,911,037	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	5,911,037

	TOTAL SHORT TERM INVESTMENTS (Cost $8,807,335)	$8,807,335

	TOTAL INVESTMENTS (Cost $12,741,069) - 70.7%(b)	$12,391,129
	Other Assets in Excess of Liabilities - 29.3%	5,140,058

	TOTAL NET ASSETS - 100.0%	$17,531,187

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,391,129.

Direxion Daily India Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	PowerShares India Portfolio	694,338	$12,609,402	0.779%	3/28/2012	$818,115
Credit Suisse Capital, LLC	PowerShares India Portfolio	716,738	13,032,767	(0.719%)	10/15/2012	852,776
Morgan Stanley Capital Services	PowerShares India Portfolio	620,065	12,731,401	(0.719%)	4/12/2013	(701,359)
Deutsche Bank AG London	PowerShares India Portfolio	501,798	8,695,793	(0.969%)	3/11/2015	1,020,104

			$47,069,363			$1,989,636

Direxion Daily India Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 101.0%
Money Market Funds - 101.0%
1,197,397	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$1,197,397
1,320,413	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	1,320,413

	TOTAL SHORT TERM INVESTMENTS (Cost $2,517,810)	$2,517,810

	TOTAL INVESTMENTS (Cost $2,517,810) - 101.0%(b)	$2,517,810
	Liabilities in Excess of Other Assets - (1.0%)	(25,169)

	TOTAL NET ASSETS - 100.0%	$2,492,641

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,517,810.

Direxion Daily India Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	PowerShares India Portfolio	95,573	$1,681,941	(4.221%)	8/29/2012	$(171,372)
Credit Suisse Capital, LLC	PowerShares India Portfolio	91,348	1,648,133	(1.719%)	10/15/2012	(124,085)
Morgan Stanley Capital Services	PowerShares India Portfolio	123,795	2,741,096	(1.719%)	4/12/2013	318,020
Deutsche Bank AG London	PowerShares India Portfolio	75,772	1,254,556	(2.969%)	3/11/2015	(214,537)

			$7,325,726			$(191,974)

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 26.3%
Investment Companies - 26.3%
260,652	iShares S&P Latin America 40 Index Fund	$12,109,892

	TOTAL INVESTMENT COMPANIES (Cost $12,389,996)	$12,109,892

SHORT TERM INVESTMENTS - 41.6%
Money Market Funds - 41.6%
14,574,371	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	14,574,371
4,521,148	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	4,521,148

	TOTAL SHORT TERM INVESTMENTS (Cost $19,095,519)	$19,095,519

	TOTAL INVESTMENTS (Cost $31,485,515) - 67.9%(b)	$31,205,411
	Other Assets in Excess of Liabilities - 32.1%	14,724,484

	TOTAL NET ASSETS - 100.0%	$45,929,895

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,205,411.

Direxion Daily Latin America Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	433,250	$19,986,865	0.431%	3/5/2012	$1,539,794
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	1,206,840	51,095,795	0.431%	7/6/2012	5,555,900
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	1,065,060	45,782,873	0.531%	12/18/2014	3,983,106

			$116,865,533			$11,078,800

Direxion Daily Latin America Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 82.0%
Money Market Funds - 82.0%
3,885,948	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$3,885,948
1,240,017	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	1,240,017

	TOTAL SHORT TERM INVESTMENTS (Cost $5,125,965)	$5,125,965

	TOTAL INVESTMENTS (Cost $5,125,965) - 82.0%(b)	$5,125,965
	Other Assets in Excess of Liabilities - 18.0%	1,127,255

	TOTAL NET ASSETS - 100.0%	$6,253,220

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,125,965.

Direxion Daily Latin America Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	103,805	$4,836,398	(0.019%)	3/5/2012	$(123,787)
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	230,255	9,872,597	(0.019%)	9/10/2012	(977,627)
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	69,735	2,960,238	(0.469%)	12/18/2014	(280,779)

			$17,669,233			$(1,382,193)

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 25.3%
Investment Companies - 25.3%
167,350	Market Vectors® Russia ETF	$5,053,970

	TOTAL INVESTMENT COMPANIES (Cost $5,078,567)	$5,053,970

SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
3,378,503	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	3,378,503
7,039,981	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	7,039,981

	TOTAL SHORT TERM INVESTMENTS (Cost $10,418,484)	$10,418,484

	TOTAL INVESTMENTS (Cost $15,497,051) - 77.5%(b)	$15,472,454
	Other Assets in Excess of Liabilities - 22.5%	4,487,676

	TOTAL NET ASSETS - 100.0%	$19,960,130

Percentages are stated as a percent of net assets.

ETF- Exchange-Traded Fund

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,472,454.

Direxion Daily Russia Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Russia ETF	310,785	$8,183,929	(0.219%)	6/25/2012	$1,388,792
Morgan Stanley Capital Services	Market Vectors® Russia ETF	137,738	3,932,755	(0.519%)	6/28/2012	378,375
Merrill Lynch International	Market Vectors® Russia ETF	1,113,981	32,211,965	0.579%	2/26/2013	1,786,699
BNP Paribas	Market Vectors® Russia ETF	1,946	60,046	0.531%	6/20/2013	(1,327)
BNP Paribas	Market Vectors® Russia ETF	111,010	3,238,809	0.531%	8/22/2013	113,070
Deutsche Bank AG London	Market Vectors® Russia ETF	140,019	3,855,583	0.281%	5/18/2016	372,313

			$51,483,087			$4,037,922

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 82.9%
Money Market Funds - 82.9%
3,256,039	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$3,256,039
2,050,025	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	2,050,025

	TOTAL SHORT TERM INVESTMENTS (Cost $5,306,064)	$5,306,064

	TOTAL INVESTMENTS (Cost $5,306,064) - 82.9%(b)	$5,306,064
	Other Assets in Excess of Liabilities - 17.1%	1,091,426

	TOTAL NET ASSETS - 100.0%	$6,397,490

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,306,064.

Direxion Daily Russia Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Russia ETF	158,310	$5,856,209	(1.219%)	6/25/2012	$933,471
Morgan Stanley Capital Services	Market Vectors® Russia ETF	30,492	1,080,115	(1.519%)	7/3/2012	114,800
BNP Paribas	Market Vectors® Russia ETF	210,237	6,312,720	(1.469%)	12/20/2012	(52,577)
Merrill Lynch International	Market Vectors® Russia ETF	172,115	4,914,406	(0.821%)	2/26/2013	(288,992)
Deutsche Bank AG London	Market Vectors® Russia ETF	64,380	1,892,829	(1.719%)	5/18/2016	(51,935)

			$20,056,279			$654,767

ETF - Exchange-Traded Fund

Direxion Daily Agribusiness Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 16.6%
Investment Companies - 16.6%
13,921	Market Vectors® Agribusiness ETF	$714,426

	TOTAL INVESTMENT COMPANIES (Cost $737,660)	$714,426

SHORT TERM INVESTMENTS - 34.5%
Money Market Funds - 34.5%
711,498	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	711,498
770,008	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	770,008

	TOTAL SHORT TERM INVESTMENTS (Cost $1,481,506)	$1,481,506

	TOTAL INVESTMENTS (Cost $2,219,166) - 51.1%(b)	$2,195,932
	Other Assets in Excess of Liabilities - 48.9%	2,099,618

	TOTAL NET ASSETS - 100.0%	$4,295,550

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,195,932.

Direxion Daily Agribusiness Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	145,078	$7,052,810	0.031%	6/25/2012	$436,394
Morgan Stanley Capital Services	Market Vectors® Agribusiness ETF	12,850	667,455	(1.024%)	2/28/2013	(7,903)
Merrill Lynch International	Market Vectors® Agribusiness ETF	79,260	3,857,210	(0.171%)	4/26/2013	216,638

			$11,577,475			$645,129

Direxion Daily Agribusiness Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 90.5%
Money Market Funds - 90.5%
840,231	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$840,231
240,009	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	240,009

	TOTAL SHORT TERM INVESTMENTS (Cost $1,080,240)	$1,080,240

	TOTAL INVESTMENTS (Cost $1,080,240) - 90.5%(b)	$1,080,240
	Other Assets in Excess of Liabilities - 9.5%	113,887

	TOTAL NET ASSETS - 100.0%	$1,194,127

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,080,240.

Direxion Daily Agribusiness Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	49,951	$2,404,295	(1.469%)	9/10/2012	$(181,067)
Merrill Lynch International	Market Vectors® Agribusiness ETF	19,845	961,806	(1.971%)	12/27/2012	(57,742)

			$3,366,101			$(238,809)

ETF – Exchange-Traded Fund

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 15.2%
Investment Companies - 15.2%
24,356	Materials Select Sector SPDR Fund	$905,556

	TOTAL INVESTMENT COMPANIES (Cost $905,494)	$905,556

SHORT TERM INVESTMENTS - 48.4%
Money Market Funds - 48.4%
2,695,653	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	2,695,653
200,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	200,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,895,653)	$2,895,653

	TOTAL INVESTMENTS (Cost $3,801,147) - 63.6%(b)	$3,801,209
	Other Assets in Excess of Liabilities - 36.4%	2,177,065

	TOTAL NET ASSETS - 100.0%	$5,978,274

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,801,209.

Direxion Daily Basic Materials Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	194,158	$7,044,584	0.531%	7/30/2012	$173,101
Merrill Lynch International	Materials Select Sector SPDR Fund	21,923	809,673	0.729%	1/19/2013	5,270
BNP Paribas	Materials Select Sector SPDR Fund	29,100	988,031	0.531%	5/16/2013	92,724
BNP Paribas	Materials Select Sector SPDR Fund	31,030	1,082,958	0.531%	6/20/2013	69,502
BNP Paribas	Materials Select Sector SPDR Fund	15,612	567,056	0.531%	8/22/2013	13,249
Deutsche Bank AG London	Materials Select Sector SPDR Fund	166,200	5,262,210	0.381%	6/17/2016	950,151

			$15,754,512			$1,303,997

Direxion Daily Basic Materials Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 78.9%
Money Market Funds - 78.9%
1,949,346	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$1,949,346

	TOTAL SHORT TERM INVESTMENTS (Cost $1,949,346)	$1,949,346

	TOTAL INVESTMENTS (Cost $1,949,346) - 78.9%(b)	$1,949,346
	Other Assets in Excess of Liabilities - 21.1%	519,818

	TOTAL NET ASSETS - 100.0%	$2,469,164

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,949,346.

Direxion Daily Basic Materials Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	193	$7,167	0.021%	7/16/2012	$(9)
Deutsche Bank AG London	Materials Select Sector SPDR Fund	199,041	7,592,220	(0.069%)	6/17/2016	74,466

			$7,599,387			$74,457

Direxion Daily Gold Miners Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 27.2%
Investment Companies - 27.2%
526,469	Market Vectors® Gold Miners ETF	$29,724,440

	TOTAL INVESTMENT COMPANIES (Cost $28,835,594)	$29,724,440

SHORT TERM INVESTMENTS - 50.7%
Money Market Funds - 50.7%
33,412,548	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	33,412,548
21,840,117	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	21,840,117

	TOTAL SHORT TERM INVESTMENTS (Cost $55,252,665)	$55,252,665

	TOTAL INVESTMENTS (Cost $84,088,259) - 77.9%(b)	$84,977,105
	Other Assets in Excess of Liabilities - 22.1%	24,120,745

	TOTAL NET ASSETS - 100.0%	$109,097,850

Percentages are stated as a percent of net assets.

ETF- Exchange-Traded Fund

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $84,977,105.

Direxion Daily Gold Miners Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	2,408,265	$138,469,729	(0.149%)	6/11/2012	$(2,170,388)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	1,798,995	97,042,940	(0.119%)	6/19/2012	4,714,083
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	1,063,272	64,499,099	0.381%	12/10/2015	(4,350,814)

			$300,011,768			$(1,807,119)

Direxion Daily Gold Miners Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.1%
Money Market Funds - 73.1%
2,557,288	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$2,557,288
4,090,034	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	4,090,034

	TOTAL SHORT TERM INVESTMENTS (Cost $6,647,322)	$6,647,322

	TOTAL INVESTMENTS (Cost $6,647,322) - 73.1%(b)	$6,647,322
	Other Assets in Excess of Liabilities - 26.9%	2,448,016

	TOTAL NET ASSETS - 100.0%	$9,095,338

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,647,322.

Direxion Daily Gold Miners Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	88,242	$5,208,043	(0.599%)	6/11/2012	$207,792
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	248,460	13,549,668	(0.569%)	6/14/2012	(529,383)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	146,588	8,500,614	(0.219%)	12/10/2015	203,248

			$27,258,325			$(118,343)

ETF - Exchange-Traded Fund

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 12.7%
Investment Companies - 12.7%
13,542	Health Care Select Sector SPDR Fund	$484,804

	TOTAL INVESTMENT COMPANIES (Cost $474,410)	$484,804

SHORT TERM INVESTMENTS - 41.0%
Money Market Funds - 41.0%
1,033,228	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	1,033,228
530,002	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	530,002

	TOTAL SHORT TERM INVESTMENTS (Cost $1,563,230)	$1,563,230

	TOTAL INVESTMENTS (Cost $2,037,640) - 53.7%(b)	$2,048,034
	Other Assets in Excess of Liabilities - 46.3%	1,768,265

	TOTAL NET ASSETS - 100.0%	$3,816,299

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,048,034.

Direxion Daily Healthcare Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	240,614	$7,836,591	0.531%	7/16/2012	$831,007
Merrill Lynch International	Health Care Select Sector SPDR Fund	65,646	2,290,587	0.629%	5/29/2013	59,378

			$10,127,178			$890,385

Direxion Daily Healthcare Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 56.2%
Money Market Funds - 56.2%
1,360,000	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$1,360,000
220,005	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	220,005

	TOTAL SHORT TERM INVESTMENTS (Cost $1,580,005)	$1,580,005

	TOTAL INVESTMENTS (Cost $1,580,005) - 56.2%(b)	$1,580,005
	Other Assets in Excess of Liabilities - 43.8%	1,230,453

	TOTAL NET ASSETS - 100.0%	$2,810,458

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,580,005.

Direxion Daily Healthcare Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	225,870	$7,937,634	0.031%	7/16/2012	$(252,608)
Merrill Lynch International	Health Care Select Sector SPDR Fund	9,644	344,671	(0.121%)	2/26/2013	(575)

			$8,282,305			$(253,183)

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 26.9%
Gas Utilities - 1.0%
6,188	Questar Corp.	$119,304

Oil, Gas & Consumable Fuels - 25.9%
1,475	Anadarko Petroleum Corp.	119,062
1,214	Apache Corp.	120,040
2,916	Cabot Oil & Gas Corp.	93,020
4,801	Chesapeake Energy Corp.	101,445
1,735	Cimarex Energy Co.	101,289
6,231	Comstock Resources, Inc.*	75,021
1,645	ConocoPhillips	112,205
1,779	Devon Energy Corp.	113,518
6,175	Encana Corp.	118,128
1,141	EOG Resources, Inc.	121,106
2,090	EQT Corp.	105,587
10,153	EXCO Resources, Inc.	79,803
1,455	Exxon Mobil Corp.	121,842
6,997	Forest Oil Corp.*	90,961
2,170	Murphy Oil Corp.	129,332
2,827	Newfield Exploration Co.*	106,889
1,239	Noble Energy, Inc.	124,730
18,269	PetroQuest Energy, Inc.*	117,287
3,696	QEP Resources, Inc.	105,853
14,743	Quicksilver Resources, Inc.*	73,862
1,738	Range Resources Corp.	99,970
1,646	Royal Dutch Shell PLC ADR
	Class A	117,459
15,475	SandRidge Energy, Inc.*	120,395
1,551	SM Energy Co.	112,572
3,218	Southwestern Energy Co.*	100,209
4,442	Statoil ASA ADR	112,205
4,553	Stone Energy Corp.*	127,712
9,539	Talisman Energy, Inc.	113,705
3,439	Ultra Petroleum Corp.*	82,639

		3,117,846

	TOTAL COMMON STOCKS (Cost $3,401,549)	$3,237,150

SHORT TERM INVESTMENTS - 55.8%
Money Market Funds - 55.8%
5,640,399	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	5,640,399
1,080,022	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	1,080,022

	TOTAL SHORT TERM INVESTMENTS (Cost $6,720,421)	$6,720,421

	TOTAL INVESTMENTS (Cost $10,121,970) - 82.7%(b)	$9,957,571
	Other Assets in Excess of Liabilities - 17.3%	2,076,199

	TOTAL NET ASSETS - 100.0%	$12,033,770

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,957,571.

Direxion Daily Natural Gas Related Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index	39,867	$4,398,023	(0.019%)	5/01/2012	$(127,805)
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	154,407	16,723,640	(0.019%)	7/15/2013	(304,618)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	114,808	13,524,606	0.431%	7/17/2015	(1,315,033)

			$34,646,269			$(1,747,456)

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 69.6%
Money Market Funds - 69.6%
1,296,421	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$1,296,421
840,001	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	840,001

	TOTAL SHORT TERM INVESTMENTS (Cost $2,136,422)	$2,136,422

	TOTAL INVESTMENTS (Cost $2,136,422) - 69.6%(b)	$2,136,422
	Other Assets in Excess of Liabilities - 30.4%	931,925

	TOTAL NET ASSETS - 100.0%	$3,068,347

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,136,422.

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index	27,325	$3,001,134	(0.419%)	9/20/2012	$88,246
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	44,271	4,722,232	(0.419%)	11/5/2012	13,682
Deutsche Bank AG London	ISE-Revere Natural Gas Index	14,975	1,776,211	(0.169%)	12/5/2015	181,771

			$9,499,577			$283,699

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 17.1%
Food & Staples Retailing - 4.1%
820	Costco Wholesale Corp.	$67,462
3,331	Wal-Mart Stores, Inc.	204,390

		271,852

Internet & Catalog Retail - 2.4%
682	Amazon.com, Inc.*	132,608
1,128	Liberty Interactive Corp. Class A*	19,311
104	Netflix, Inc.*	12,501

		164,420

Multiline Retail - 2.9%
123	Big Lots, Inc.*	4,857
58	Dillard’s, Inc. Class A	2,567
186	Dollar General Corp.*	7,926
230	Dollar Tree, Inc.*	19,506
230	Family Dollar Stores, Inc.	12,834
310	J.C. Penney Co., Inc.	12,881
476	Kohl’s Corp.	21,891
799	Macy’s, Inc.	26,918
306	Nordstrom, Inc.	15,110
73	Sears Holdings Corp.*	3,077
1,293	Target Corp.	65,697

		193,264

Specialty Retail - 7.7%
142	Aaron’s, Inc.	3,779
165	Abercrombie & Fitch Co. Class A	7,580
138	Advance Auto Parts, Inc.	10,576
366	American Eagle Outfitters, Inc.	5,157
73	AutoNation, Inc.*	2,610
47	AutoZone, Inc.*	16,350
468	Bed Bath & Beyond, Inc.*	28,408
554	Best Buy Co., Inc.	13,268
424	CarMax, Inc.*	12,902
331	Chico’s FAS, Inc.	3,787
177	Dick’s Sporting Goods, Inc.	7,294
44	DSW, Inc. Class A	2,199
290	Foot Locker, Inc.	7,610
265	GameStop Corp. Class A*	6,190
664	Gap, Inc.	12,603
2,999	Home Depot, Inc.	133,126
468	Limited Brands, Inc.	19,590
2,444	Lowe’s Cos., Inc.	65,572
3	Orchard Supply Hardware Stores Corp. Class A*	54
241	O’Reilly Automotive, Inc.*	19,644
213	PetSmart, Inc.	11,336
187	RadioShack Corp.	1,343
441	Ross Stores, Inc.	22,412
178	Sally Beauty Holdings, Inc.*	3,670
1,339	Staples, Inc.	19,590
725	TJX Cos., Inc.	49,401
136	Tractor Supply Co.	10,985
85	Ulta Salon, Cosmetics & Fragrance, Inc.*	6,479

Shares		Value
Specialty Retail - (continued)
204	Urban Outfitters, Inc.*	$5,406
197	Williams-Sonoma, Inc.	7,064

		515,985

	TOTAL COMMON STOCKS (Cost $1,096,028)	$1,145,521

PREFERRED STOCKS - 0.0%†
Specialty Retail - 0.0%†
3	Orchard Supply Hardware Stores Corp., PFD 0.00% Series A**	6

	TOTAL PREFERRED SHARES (Cost $1)	$6

SHORT TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
3,045,490	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	3,045,490
780,002	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	780,002

	TOTAL SHORT TERM INVESTMENTS (Cost $3,825,492)	$3,825,492

	TOTAL INVESTMENTS (Cost $4,921,521) - 74.1%(b)	$4,971,019
	Other Assets in Excess of Liabilities - 25.9%	1,740,856

	TOTAL NET ASSETS - 100.0%	$6,711,875

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(**)	Perpetual security.
(†)	Less than 0.05%
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,971,019.

Direxion Daily Retail Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Russell 1000® Retail Index	853	$1,200,366	0.481%	2/20/2013	$(1,387)
Credit Suisse Capital, LLC	Russell 1000® Retail Index	10,227	13,734,489	0.381%	7/15/2013	656,057
Deutsche Bank AG London	Russell 1000® Retail Index	2,433	2,866,569	0.431%	8/7/2015	570,136

			$17,801,424			$1,224,806

Direxion Daily Retail Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 84.9%
Money Market Funds- 84.9%
720,011	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$720,011

	TOTAL SHORT TERM INVESTMENTS (Cost $720,011)	$720,011

	TOTAL INVESTMENTS (Cost $720,011) - 84.9%(b)	$720,011

	Other Assets in Excess of Liabilities - 15.1%	128,502

	TOTAL NET ASSETS - 100.0%	$848,513

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $720,011.

Direxion Daily Retail Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Russell 1000® Retail Index	1,569	$2,104,807	0.081%	7/15/2013	$(101,690)
Deutsche Bank AG London	Russell 1000® Retail Index	242	293,276	(0.169%)	7/17/2015	(48,978)

			$2,398,083			$(150,668)

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 12.7%
Communications Equipment - 0.2%
4,571	InterDigital, Inc.	$170,590

Computers & Peripherals - 0.4%
10,540	SanDisk Corp.*	483,575

Semiconductors & Semiconductor Equipment - 12.1%
69,981	Advanced Micro Devices, Inc.*	469,572
13,797	Altera Corp.	548,983
93,929	Applied Materials, Inc.	1,153,448
17,372	Avago Technologies Ltd.	589,606
34,256	Broadcom Corp. Class A*	1,176,351
6,421	Cirrus Logic, Inc.*	131,181
11,644	Cree, Inc.*	296,107
3,148	Hittite Microwave Corp.*	173,203
41,729	Intel Corp.	1,102,480
11,272	KLA-Tencor Corp.	576,337
12,008	Lam Research Corp.*	511,421
16,966	Linear Technology Corp.	565,307
36,811	Marvell Technology Group Ltd.*	571,675
23,141	MEMC Electronic Materials, Inc.*	105,754
86,771	Micron Technology, Inc.*	658,592
5,268	MKS Instruments, Inc.	158,830
6,686	Novellus Systems, Inc.*	315,245
33,257	NVIDIA Corp.*	491,206
25,278	NXP Semiconductor NV*	536,652
2,822	Power Integrations, Inc.	101,564
2,263	Rubicon Technology, Inc.*	24,508
4,088	Spreadtrum Communications, Inc. ADR	63,241
9,638	STMicroelectronics NV	64,382
77,873	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,096,452
18,485	Teradyne, Inc.*	302,230
34,535	Texas Instruments, Inc.	1,118,243
3,887	Veeco Instruments, Inc.*	94,882
15,887	Xilinx, Inc.	569,549

		13,567,001

	TOTAL COMMON STOCKS (Cost $16,061,044)	$14,221,166

Shares		Value
SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
43,164,566	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$43,164,566
15,522,335	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	15,522,335

	TOTAL SHORT TERM INVESTMENTS (Cost $58,686,901)	$58,686,901

	TOTAL INVESTMENTS (Cost $74,747,945) - 64.9%(b)	$72,908,067
	Other Assets in Excess of Liabilities - 35.1%	39,496,797

	TOTAL NET ASSETS - 100.0%	$112,404,864

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipts.

(*)	Non-Income producing security.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,908,067.

Direxion Daily Semiconductor Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	58,650	$21,026,710	0.231%	10/1/2012	$3,027,765
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	197,300	70,999,762	0.231%	10/15/2012	9,711,649
BNP Paribas	PHLX Semiconductor Sector Index	67,260	23,918,046	0.531%	10/18/2012	3,643,753
BNP Paribas	PHLX Semiconductor Sector Index	30,000	11,874,575	0.531%	12/20/2012	413,624
Merrill Lynch International	PHLX Semiconductor Sector Index	117,598	47,142,644	0.829%	3/26/2013	951,267
Deutsche Bank AG London	PHLX Semiconductor Sector Index	319,035	121,626,272	0.281%	3/11/2015	8,920,833

			$296,588,009			$26,668,891

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 83.9%
Money Market Funds - 83.9%
11,721,453	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$11,721,453
12,727,908	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	12,727,908

	TOTAL SHORT TERM INVESTMENTS (Cost $24,449,361)	$24,449,361

	TOTAL INVESTMENTS (Cost $24,449,361) - 83.9%(b)	$24,449,361
	Other Assets in Excess of Liabilities - 16.1%	4,696,094

	TOTAL NET ASSETS - 100.0%	$29,145,455

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,449,361.

Direxion Daily Semiconductor Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	9,540	$3,160,256	(0.119%)	9/11/2012	$(779,114)
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	25,983	9,488,585	(0.069%)	10/15/2012	(1,142,295)
Merrill Lynch International	PHLX Semiconductor Sector Index	104,201	41,961,765	(0.271%)	3/26/2013	(669,860)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	74,094	28,273,314	(0.119%)	3/11/2015	(2,054,093)

			$82,883,920			$(4,645,362)

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 17.5%
Energy Equipment & Services - 3.0%
2,308	Atwood Oceanics, Inc.*	$106,122
17,709	Baker Hughes, Inc.	870,043
9,982	Cameron International Corp.*	531,042
780	CARBO Ceramics, Inc.	75,855
1,860	Core Laboratories NV	197,588
2,805	Diamond Offshore Drilling, Inc.	174,752
3,065	Dresser-Rand Group, Inc.*	157,020
9,793	FMC Technologies, Inc.*	500,520
37,283	Halliburton Co.	1,371,269
3,883	Helmerich & Payne, Inc.	239,620
11,710	Nabors Industries Ltd.*	218,040
17,238	National Oilwell Varco, Inc.	1,275,267
4,423	Oceaneering International, Inc.	214,914
2,087	Oil States International, Inc.*	166,313
6,295	Patterson-UTI Energy, Inc.	118,787
5,194	Rowan Cos, Inc.*	176,648
1,746	RPC, Inc.	26,626
55,286	Schlumberger Ltd.	4,155,849
881	SEACOR Holdings, Inc.*	80,638
3,244	Superior Energy Services, Inc.*	92,486
1,709	Unit Corp.*	77,332

		10,826,731

Metals & Mining - 0.1%
2,538	Walter Energy, Inc.	175,452

Oil, Gas & Consumable Fuels - 14.4%
9,230	Alpha Natural Resources, Inc.*	185,708
20,272	Anadarko Petroleum Corp.	1,636,356
15,623	Apache Corp.	1,544,802
8,617	Arch Coal, Inc.	124,343
8,512	Cabot Oil & Gas Corp.	271,533
26,795	Chesapeake Energy Corp.	566,178
81,904	Chevron Corp.	8,442,664
3,485	Cimarex Energy Co.	203,454
4,823	Cobalt International Energy, Inc.*	96,653
4,211	Concho Resources, Inc.*	449,145
54,095	ConocoPhillips	3,689,820
9,233	CONSOL Energy, Inc.	329,987
1,708	Continental Resources, Inc.*	137,801
16,374	Denbury Resources, Inc.*	308,814
17,236	Devon Energy Corp.	1,099,829
31,329	El Paso Corp.	841,810
10,939	EOG Resources, Inc.	1,161,066
5,473	EQT Corp.	276,496
6,072	EXCO Resources, Inc.	47,726
200,709	Exxon Mobil Corp.	16,807,372
4,630	Forest Oil Corp.*	60,190
12,362	Hess Corp.	695,981
7,777	HollyFrontier Corp.	228,177
6,960	Kinder Morgan, Inc.	225,991
1,342	Kosmos Energy Ltd.*	16,856
29,012	Marathon Oil Corp.	910,687
14,506	Marathon Petroleum Corp.	554,419

Shares		Value
Oil, Gas & Consumable Fuels (continued)
7,882	Murphy Oil Corp.	$469,767
5,478	Newfield Exploration Co.*	207,123
7,190	Noble Energy, Inc.	723,817
33,118	Occidental Petroleum Corp.	3,304,183
11,029	Peabody Energy Corp.	375,979
4,756	Pioneer Natural Resources Co.	472,271
5,745	Plains Exploration & Production Co.*	216,701
7,200	QEP Resources, Inc.	206,208
4,819	Quicksilver Resources, Inc.*	24,143
6,547	Range Resources Corp.	376,584
16,703	SandRidge Energy, Inc.*	129,949
2,592	SM Energy Co.	188,127
14,176	Southwestern Energy Co.*	441,441
26,478	Spectra Energy Corp.	833,792
4,401	Sunoco, Inc.	168,822
5,856	Tesoro Corp.*	146,576
6,229	Ultra Petroleum Corp.*	149,683
23,234	Valero Energy Corp.	557,384
4,781	Whiting Petroleum Corp.*	239,480
23,962	Williams Cos, Inc.	690,585
7,987	WPX Energy, Inc.*	131,626

		50,968,099

Semiconductors & Semiconductor Equipment - 0.0%†
2,428	First Solar, Inc.*	102,656
4,034	SunPower Corp. Class A*	27,633

		130,289

	TOTAL COMMON STOCKS (Cost $63,218,541)	$62,100,571

SHORT TERM INVESTMENTS - 47.1%
Money Market Funds - 47.1%
146,267,306	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	146,267,306
20,961,554	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	20,961,554

	TOTAL SHORT TERM INVESTMENTS (Cost $167,228,860)	$167,228,860

	TOTAL INVESTMENTS (Cost $230,447,401) - 64.6%(b)	$229,329,431
	Other Assets in Excess of Liabilities - 35.4%	125,720,276

	TOTAL NET ASSETS - 100.0%	$355,049,707

Percentages	are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $229,329,431.

Direxion Daily Energy Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Russell 1000® Energy Index	132,475	$104,445,457	0.431%	2/22/2012	$3,617,391
Credit Suisse Capital, LLC	Russell 1000® Energy Index	748,300	542,042,581	0.431%	7/27/2012	49,932,669
BNP Paribas	Russell 1000® Energy Index	12,725	10,243,001	0.531%	12/20/2012	(188,619)
BNP Paribas	Russell 1000® Energy Index	35,000	26,971,843	0.531%	5/16/2013	685,203
Citibank N.A.	Russell 1000® Energy Index	112,000	86,068,640	0.531%	6/28/2013	2,163,550
Deutsche Bank AG London	Russell 1000® Energy Index	232,302	181,196,898	0.531%	12/16/2014	1,820,614

			$950,968,420			$58,030,808

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.6%
Money Market Funds - 73.6%
62,979,303	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$62,979,303
16,740,329	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	16,740,329

	TOTAL SHORT TERM INVESTMENTS (Cost $79,719,632)	$79,719,632

	TOTAL INVESTMENTS (Cost $79,719,632) - 73.6%(b)	$79,719,632
	Other Assets in Excess of Liabilities - 26.4%	28,546,532

	TOTAL NET ASSETS - 100.0%	$108,266,164

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $79,719,632.

Direxion Daily Energy Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Russell 1000® Energy Index	133,445	$99,407,942	0.031%	7/11/2012	$(5,958,996)
Morgan Stanley Capital Services	Russell 1000® Energy Index	93,400	73,655,716	(0.069%)	8/21/2012	(439,128)
BNP Paribas	Russell 1000® Energy Index	47,725	35,069,435	(0.419%)	10/18/2012	(2,791,266)
Citibank N.A.	Russell 1000® Energy Index	7,000	5,379,290	(0.319%)	6/28/2013	(139,667)
Deutsche Bank AG London	Russell 1000® Energy Index	130,575	102,243,207	(0.219%)	9/23/2015	(688,185)

			$315,755,590			$(10,017,242)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 7.6%
Capital Markets - 0.9%
2,646	Affiliated Managers Group, Inc.*	$265,949
18,134	American Capital Ltd.*	149,061
11,583	Ameriprise Financial, Inc.	620,270
11,352	Ares Capital Corp.	179,929
63,633	Bank of New York Mellon Corp.	1,280,932
4,350	BlackRock, Inc.	791,700
53,695	Charles Schwab Corp.	625,547
12,859	E*TRADE Financial Corp.*	105,315
6,091	Eaton Vance Corp.	156,478
4,652	Federated Investors, Inc. Class B	79,456
7,480	Franklin Resources, Inc.	793,628
26,504	Goldman Sachs Group, Inc.	2,954,401
1,454	Greenhill & Co., Inc.	67,698
23,634	Invesco Ltd.	533,419
9,525	Janus Capital Group, Inc.	74,962
6,924	Jefferies Group, Inc.	105,314
5,684	Lazard Ltd. Class A	163,244
7,133	Legg Mason, Inc.	181,678
1,783	LPL Investment Holdings, Inc.*	58,572
79,254	Morgan Stanley	1,478,087
11,103	Northern Trust Corp.	457,555
5,256	Raymond James Financial, Inc.	183,960
7,414	SEI Investments Co.	136,195
25,815	State Street Corp.	1,011,432
13,295	T. Rowe Price Group, Inc.	768,983
11,237	TD Ameritrade Holding Corp.	181,028
4,397	Waddell & Reed Financial, Inc. Class A	120,698

		13,525,491

Commercial Banks - 1.3%
8,932	Associated Banc-Corp.	111,293
2,415	Bank of Hawaii Corp.	110,414
35,669	BB&T Corp.	969,840
1,350	BOK Financial Corp.	75,195
14,101	CapitalSource, Inc.	97,438
10,284	CIT Group, Inc.*	392,232
2,368	City National Corp.	108,644
10,255	Comerica, Inc.	283,756
3,970	Commerce Bancshares, Inc.	154,115
2,751	Cullen/Frost Bankers, Inc.	153,148
7,671	East West Bancorp, Inc.	168,455
47,116	Fifth Third Bancorp	612,979
289	First Citizens BancShares, Inc. Class A	50,985
13,489	First Horizon National Corp.	117,759
17,853	First Niagara Financial Group, Inc.	170,853
3,812	First Republic Bank*	114,284
10,187	Fulton Financial Corp.	94,637
44,240	Huntington Bancshares, Inc.	252,611

Shares		Value
Commercial Banks (continued)
48,804	KeyCorp	$379,207
6,441	M&T Bank Corp.	513,605
26,958	PNC Financial Services Group, Inc.	1,588,365
52,474	Popular, Inc.*	82,384
64,401	Regions Financial Corp.	336,173
27,572	SunTrust Banks, Inc.	567,156
40,219	Synovus Financial Corp.	69,981
8,168	TCF Financial Corp.	82,007
98,763	U.S. Bancorp	2,787,092
8,642	Valley National Bancorp	103,013
252,243	Wells Fargo & Co.	7,368,018
9,391	Zions Bancorporation	158,145

		18,073,784

Consumer Finance - 0.3%
53,921	American Express Co.	2,703,599
23,539	Capital One Financial Corp.	1,076,909
27,947	Discover Financial Services	759,600
1,166	Green Dot Corp. Class A*	33,091
26,997	SLM Corp.	403,605

		4,976,804

Diversified Financial Services - 1.3%
519,587	Bank of America Corp.	3,704,655
2,738	CBOE Holdings, Inc.	70,065
148,985	Citigroup, Inc.	4,576,819
3,455	CME Group, Inc.	827,507
1,882	Interactive Brokers Group, Inc. Class A	28,456
3,781	IntercontinentalExchange, Inc.*	432,849
203,725	JPMorgan Chase & Co.	7,598,943
10,113	Leucadia National Corp.	280,737
10,263	Moody’s Corp.	382,091
6,143	MSCI, Inc. Class A*	200,139
6,351	NASDAQ OMX Group, Inc.*	157,378
13,434	NYSE Euronext	356,807

		18,616,446

Insurance - 1.8%
17,299	ACE Ltd.	1,204,010
24,026	Aflac, Inc.	1,158,774
320	Alleghany Corp.*	92,592
2,024	Allied World Assurance Co. Holdings AG	124,537
26,809	Allstate Corp.	773,440
4,112	American Financial Group, Inc.	150,787
22,599	American International Group, Inc.*	567,461
391	American National Insurance Co.	28,484
16,976	Aon Corp.	822,148
6,769	Arch Capital Group Ltd.*	244,022
5,739	Arthur J. Gallagher & Co.	191,338
3,652	Aspen Insurance Holdings Ltd.	96,997
4,983	Assurant, Inc.	197,327

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
Insurance (continued)
9,464	Assured Guaranty Ltd.	$146,787
6,595	Axis Capital Holdings Ltd.	202,994
89,750	Berkshire Hathaway, Inc. Class B*	7,033,708
5,936	Brown & Brown, Inc.	135,222
14,983	Chubb Corp.	1,010,004
7,427	Cincinnati Financial Corp.	242,714
1,392	CNA Financial Corp.	38,322
2,021	Endurance Specialty Holdings Ltd.	75,585
1,481	Erie Indemnity Co. Class A	113,548
2,379	Everest Re Group Ltd.	203,167
11,431	Fidelity National Financial, Inc. Class A	207,930
25,215	Genworth Financial, Inc. Class A*	194,408
2,326	Hanover Insurance Group, Inc.	84,573
22,852	Hartford Financial Services Group, Inc.	400,367
5,424	HCC Insurance Holdings, Inc.	150,570
2,589	Kemper Corp.	77,075
16,094	Lincoln National Corp.	346,665
16,230	Loews Corp.	605,541
488	Markel Corp.*	196,698
28,116	Marsh & McLennan Cos., Inc.	888,184
7,540	MBIA, Inc.*	92,893
1,386	Mercury General Corp.	60,568
42,114	MetLife, Inc.	1,487,888
13,277	Old Republic International Corp.	131,177
3,510	PartnerRe Ltd.	229,624
15,653	Principal Financial Group, Inc.	427,483
31,834	Progressive Corp.	645,594
4,406	Protective Life Corp.	110,194
24,875	Prudential Financial, Inc.	1,423,845
3,873	Reinsurance Group of America, Inc.	211,040
2,636	RenaissanceRe Holdings Ltd.	192,718
2,308	StanCorp Financial Group, Inc.	89,227
5,429	Torchmark Corp.	247,942
2,914	Transatlantic Holdings, Inc.	161,581
21,469	Travelers Cos., Inc.	1,251,643
14,944	Unum Group	341,172
3,925	Validus Holdings Ltd.	125,875
5,931	W.R. Berkley Corp.	203,255
386	White Mountains Insurance Group Ltd.	174,179
15,815	XL Group PLC	320,570

		25,934,447

IT Services - 0.5%
2,668	Alliance Data Systems Corp.*	295,614

Shares		Value
IT Services (continued)
6,325	Broadridge Financial Solutions, Inc.	$151,610
5,020	CoreLogic, Inc.*	71,284
13,456	Fidelity National Information Services, Inc.	384,303
7,288	Fiserv, Inc.*	458,342
772	FleetCor Technologies, Inc.*	26,240
4,124	Global Payments, Inc.	206,283
4,392	Lender Processing Services, Inc.	73,039
5,545	MasterCard, Inc. Class A	1,971,636
8,320	Total System Services, Inc.	178,381
26,814	Visa, Inc. Class A	2,698,561
32,448	Western Union Co.	619,757

		7,135,050

Media - 0.0%†
1,244	Morningstar, Inc.	74,291
19,281	Thomson Reuters Corp.	530,035

		604,326

Professional Services - 0.0%†
2,576	Dun & Bradstreet Corp.	213,318
6,306	Equifax, Inc.	245,745

		459,063

Real Estate Investment Trusts - 1.3%
3,135	Alexandria Real Estate Equities, Inc.	227,005
11,439	American Capital Agency Corp.	335,391
48,752	Annaly Capital Management, Inc.	820,984
6,146	Apartment Investment & Management Co. Class A	150,946
4,749	AvalonBay Communities, Inc.	645,911
7,451	Boston Properties, Inc.	775,277
6,928	Brandywine Realty Trust	73,714
3,833	BRE Properties, Inc.	198,626
4,044	Camden Property Trust	260,838
52,735	Chimera Investment Corp.	160,314
4,277	CommonWealth REIT	84,129
3,586	Corporate Office Properties Trust	86,889
11,750	DDR Corp.	162,855
5,080	Digital Realty Trust, Inc.	359,969
6,393	Douglas Emmett, Inc.	133,678
12,909	Duke Realty Corp.	172,851
15,088	Equity Residential	898,490
1,730	Essex Property Trust, Inc.	249,120
3,190	Federal Realty Investment Trust	301,327
28,956	General Growth Properties, Inc.	456,926
20,862	HCP, Inc.	876,830
9,793	Health Care REIT, Inc.	560,257
6,296	Hospitality Properties Trust	152,552

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued)
35,167	Host Hotels & Resorts, Inc.	$577,442
20,851	Kimco Realty Corp.	380,531
5,857	Liberty Property Trust	194,979
6,732	Macerich Co.	365,548
4,405	Mack-Cali Realty Corp.	126,688
8,911	Piedmont Office Realty Trust, Inc. Class A	165,032
8,315	Plum Creek Timber Co., Inc.	322,456
23,603	Prologis, Inc.	748,451
7,289	Public Storage	1,012,151
6,251	Rayonier, Inc.	285,858
6,802	Realty Income Corp.	247,593
4,602	Regency Centers Corp.	190,155
1,087	Rouse Properties, Inc.*	13,435
8,336	Senior Housing Properties Trust	189,060
15,012	Simon Property Group, Inc.	2,039,530
4,579	SL Green Realty Corp.	336,694
2,822	Taubman Centers, Inc.	189,159
11,132	UDR, Inc.	289,655
12,993	Ventas, Inc.	757,622
9,464	Vornado Realty Trust	765,448
6,149	Weingarten Realty Investors	149,236
27,635	Weyerhaeuser Co.	553,253

		18,044,855

Real Estate Management & Development - 0.1%
14,999	CBRE Group, Inc.*	289,481
7,078	Forest City Enterprises, Inc. Class A*	92,934
1,076	Howard Hughes Corp.*	55,758
2,213	Jones Lang LaSalle, Inc.	174,296
3,287	St. Joe Co.*	52,494

		664,963

Software - 0.0%†
2,402	FactSet Research Systems, Inc.	212,145

Thrifts & Mortgage Finance - 0.1%
1,662	BankUnited, Inc.	38,076
8,556	Capitol Federal Financial, Inc.	98,822
24,249	Hudson City Bancorp, Inc.	163,196
22,392	New York Community Bancorp, Inc.	284,154
19,339	People’s United Financial, Inc.	238,450
4,067	TFS Financial Corp.*	36,603
5,742	Washington Federal, Inc.	90,494

		949,795

	TOTAL COMMON STOCKS (Cost $110,471,941)	$109,197,169

Shares		Value
SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
599,422,805	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$599,422,805
154,775,459	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	154,775,459

	TOTAL SHORT TERM INVESTMENTS (Cost $754,198,264)	$754,198,264

	TOTAL INVESTMENTS (Cost $864,670,205) - 59.8%(b)	$863,395,433
	Other Assets in Excess of Liabilities - 40.2%	581,413,388

	TOTAL NET ASSETS - 100.0%	$1,444,808,821

Percentages are stated as a percent of net assets.

REIT- Real Estate Investment Trust.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $863,395,433.

Direxion Daily Financial Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	Russell 1000® Financial Services Index	33,200	$25,867,972	0.531%	2/16/2012	$215,037
Merrill Lynch International	Russell 1000® Financial Services Index	638,880	472,134,297	0.579%	3/26/2012	22,816,330
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	2,247,790	1,624,189,631	0.561%	6/25/2012	118,639,125
BNP Paribas	Russell 1000® Financial Services Index	66,800	53,983,859	0.531%	7/19/2012	(1,836,617)
BNP Paribas	Russell 1000® Financial Services Index	150,000	120,322,560	0.531%	9/20/2012	(3,448,267)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	543,600	391,974,817	0.881%	5/22/2013	28,759,511
Citibank N.A.	Russell 1000® Financial Services Index	744,700	546,119,615	0.981%	6/28/2013	29,770,535
Deutsche Bank AG London	Russell 1000® Financial Services Index	1,041,400	731,935,531	0.481%	7/17/2014	74,723,188

			$3,966,528,282			$269,638,842

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 80.2%
Money Market Funds - 80.2%
765,491,818	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$765,491,818
158,874,748	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	158,874,748

	TOTAL SHORT TERM INVESTMENTS (Cost $924,366,566)	$924,366,566

	TOTAL INVESTMENTS (Cost $924,366,566) - 80.2%(b)	$924,366,566
	Other Assets in Excess of Liabilities - 19.8%	227,741,818

	TOTAL NET ASSETS - 100.0%	$1,152,108,384

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $924,366,566.

Direxion Daily Financial Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Merrill Lynch International	Russell 1000® Financial Services Index	308,360	$230,985,027	(0.471%)	3/26/2012	$(7,681,635)
BNP Paribas	Russell 1000® Financial Services Index	250,000	176,303,732	(0.519%)	10/18/2012	(19,057,393)
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	1,700,020	1,239,032,500	(0.269%)	12/21/2012	(77,315,789)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	265,100	178,836,460	(0.819%)	5/31/2013	(27,161,656)
Citibank N.A.	Russell 1000® Financial Services Index	492,000	352,030,920	(0.669%)	6/28/2013	(29,073,363)
Deutsche Bank AG London	Russell 1000® Financial Services Index	1,456,000	1,082,596,165	(0.219%)	8/7/2015	(43,803,146)

			$3,259,784,804			$(204,092,982)

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 7.9%
Real Estate Investment Trusts - 7.9%
1,039	Acadia Realty Trust	$21,840
47	Alexander’s, Inc.	18,236
1,518	Alexandria Real Estate Equities, Inc.	109,918
821	American Assets Trust, Inc.	18,177
1,703	American Campus Communities, Inc.	72,888
2,959	Apartment Investment & Management Co. Class A	72,673
1,331	Ashford Hospitality Trust, Inc.	11,992
1,021	Associated Estates Realty Corp.	17,061
2,304	AvalonBay Communities, Inc.	313,367
3,767	BioMed Realty Trust, Inc.	69,953
3,598	Boston Properties, Inc.	374,372
3,320	Brandywine Realty Trust	35,325
1,832	BRE Properties, Inc.	94,934
1,911	Camden Property Trust	123,260
753	Campus Crest Communities, Inc.	8,050
1,583	CapLease, Inc.	6,585
3,452	CBL & Associates Properties, Inc.	59,961
1,415	Cedar Realty Trust, Inc.	7,061
748	Chesapeake Lodging Trust	12,738
1,192	Cogdell Spencer, Inc.	5,066
2,021	Colonial Properties Trust	43,209
2,051	CommonWealth REIT	40,343
487	Coresite Realty Corp.	9,764
1,762	Corporate Office Properties Trust	42,693
2,285	Cousins Properties, Inc.	16,840
2,779	CubeSmart	31,625
6,031	DCT Industrial Trust, Inc.	33,291
5,418	DDR Corp.	75,093
4,103	DiamondRock Hospitality Co.	43,246
2,433	Digital Realty Trust, Inc.	172,402
2,972	Douglas Emmett, Inc.	62,145
6,191	Duke Realty Corp.	82,898
1,529	DuPont Fabros Technology, Inc.	38,990
664	EastGroup Properties, Inc.	31,540
2,207	Education Realty Trust, Inc.	23,615
1,141	Entertainment Properties Trust	50,740
948	Equity Lifestyle Properties, Inc.	66,493
1,545	Equity One, Inc.	29,123
7,264	Equity Residential	432,571
830	Essex Property Trust, Inc.	119,520
721	Excel Trust, Inc.	9,157
2,191	Extra Space Storage, Inc.	57,667
1,538	Federal Realty Investment Trust	145,279
2,900	FelCor Lodging Trust, Inc.*	11,049
2,015	First Industrial Realty Trust, Inc.*	23,132
1,225	First Potomac Realty Trust	18,228
1,794	Franklin Street Properties Corp.	18,281
10,657	General Growth Properties, Inc.	168,167

Shares		Value
Real Estate Investment Trusts - (continued)
656	Getty Realty Corp.	$10,995
2,632	Glimcher Realty Trust	25,346
924	Government Properties Income Trust	22,268
9,972	HCP, Inc.	419,123
4,648	Health Care REIT, Inc.	265,912
1,905	Healthcare Realty Trust, Inc.	40,138
3,744	Hersha Hospitality Trust	20,330
1,774	Highwoods Properties, Inc.	58,702
1,170	Home Properties, Inc.	69,709
3,024	Hospitality Properties Trust	73,272
17,292	Host Hotels & Resorts, Inc.	283,935
494	Hudson Pacific Properties, Inc.	7,593
2,177	Inland Real Estate Corp.	18,613
1,989	Investors Real Estate Trust	14,758
1,430	Kilroy Realty Corp.	59,531
9,967	Kimco Realty Corp.	181,898
1,480	Kite Realty Group Trust	7,400
2,085	LaSalle Hotel Properties	56,399
3,480	Lexington Realty Trust	29,928
2,833	Liberty Property Trust	94,311
742	LTC Properties, Inc.	23,707
3,230	Macerich Co.	175,389
2,133	Mack-Cali Realty Corp.	61,345
2,739	Medical Properties Trust, Inc.	29,362
909	Mid-America Apartment Communities, Inc.	58,103
707	Monmouth Real Estate Investment Corp. Class A	6,582
577	National Health Investors, Inc.	27,933
2,533	National Retail Properties, Inc.	68,416
2,527	OMEGA Healthcare Investors, Inc.	52,663
544	Parkway Properties, Inc.	5,260
1,247	Pebblebrook Hotel Trust	27,658
1,296	Pennsylvania Real Estate Investment Trust	15,915
4,232	Piedmont Office Realty Trust, Inc. Class A	78,377
1,238	Post Properties, Inc.	55,326
11,242	Prologis, Inc.	356,484
484	PS Business Parks, Inc.	30,076
3,552	Public Storage	493,231
941	Ramco-Gershenson Properties Trust	10,887
3,264	Realty Income Corp.	118,810
2,206	Regency Centers Corp.	91,152
1,191	Retail Opportunity Investments Corp.	14,125
2,346	RLJ Lodging Trust	41,853
400	Rouse Properties, Inc.*	4,944
899	Sabra Health Care REIT, Inc.	12,784
301	Saul Centers, Inc.	10,728
3,952	Senior Housing Properties Trust	89,631
7,193	Simon Property Group, Inc.	977,241

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
Real Estate Investment Trusts - (continued)
2,093	SL Green Realty Corp.	$153,898
678	Sovran Self Storage, Inc.	31,541
3,638	Strategic Hotels & Resorts, Inc.*	22,592
669	Summit Hotel Properties, Inc.	6,255
599	Sun Communities, Inc.	24,026
2,901	Sunstone Hotel Investors, Inc.*	26,950
2,103	Tanger Factory Outlet Centers, Inc.	62,039
1,418	Taubman Centers, Inc.	95,049
5,364	UDR, Inc.	139,571
297	Universal Health Realty Income Trust	11,877
509	Urstadt Biddle Properties, Inc. Class A	9,956
7,052	Ventas, Inc.	411,202
4,066	Vornado Realty Trust	328,858
1,617	Washington Real Estate Investment Trust	48,187
2,810	Weingarten Realty Investors	68,199
725	Winthrop Realty Trust	8,664

		9,497,565

	TOTAL COMMON STOCKS (Cost $9,360,653)	$9,497,565

SHORT TERM INVESTMENTS - 53.1%
Money Market Funds - 53.1%
41,663,462	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	41,663,462
22,360,740	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	22,360,740

	TOTAL SHORT TERM INVESTMENTS (Cost $64,024,202)	$64,024,202

	TOTAL INVESTMENTS (Cost $73,384,855) - 61.0%(b)	$73,521,767
	Other Assets in Excess of Liabilities - 39.0%	47,026,691

	TOTAL NET ASSETS - 100.0%	$120,548,458

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust.

(*)	Non-Income producing security.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $73,521,767.

Direxion Daily Real Estate Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	135,982	$99,885,881	0.481%	6/25/2012	$16,239,497
BNP Paribas	MSCI US REIT IndexSM	15,460	12,850,314	0.531%	8/16/2012	475,889
Merrill Lynch International	MSCI US REIT IndexSM	44,315	36,302,190	0.779%	4/26/2013	1,253,631
Morgan Stanley Capital Services	MSCI US REIT IndexSM	77,170	56,888,181	0.481%	5/7/2013	8,859,063
BNP Paribas	MSCI US REIT IndexSM	7,330	5,888,340	0.531%	7/18/2013	326,196
BNP Paribas	MSCI US REIT IndexSM	8,360	6,991,505	0.531%	8/22/2013	93,145
Deutsche Bank AG London	MSCI US REIT IndexSM	127,167	91,267,833	0.481%	7/17/2014	17,385,346

			$310,074,244			$44,632,767

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 97.7%
Money Market Funds - 97.7%
17,129,055	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$17,129,055
7,367,256	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	7,367,256

	TOTAL SHORT TERM INVESTMENTS (Cost $24,496,311)	$24,496,311

	TOTAL INVESTMENTS (Cost $24,496,311) - 97.7%(b)	$24,496,311
	Other Assets in Excess of Liabilities - 2.3%	570,175

	TOTAL NET ASSETS - 100.0%	$25,066,486

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,496,311.

Direxion Daily Real Estate Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Merrill Lynch International	MSCI US REIT IndexSM	7,075	$5,958,827	(0.621%)	3/26/2012	$(35,892)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	21,190	17,472,986	(0.619%)	7/16/2012	(1,162,909)
BNP Paribas	MSCI US REIT IndexSM	3,945	3,278,152	(0.669%)	7/19/2012	(156,349)
BNP Paribas	MSCI US REIT IndexSM	10,305	8,186,200	(0.669%)	8/16/2012	(769,658)
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	14,007	10,610,245	(0.619%)	8/23/2012	(1,324,564)
BNP Paribas	MSCI US REIT IndexSM	19,315	14,841,960	(0.669%)	5/16/2013	(1,697,410)
Deutsche Bank AG London	MSCI US REIT IndexSM	12,952	9,535,918	(0.619%)	7/17/2014	(1,519,262)

			$69,884,288			$(6,666,044)

REIT — Real Estate Investment Trust

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 11.0%
Communications Equipment - 1.3%
483	Acme Packet, Inc.*	$14,118
4,248	Brocade Communications Systems, Inc.*	23,831
856	Ciena Corp.*	12,455
49,450	Cisco Systems, Inc.	970,703
347	EchoStar Corp. Class A*	9,102
727	F5 Networks, Inc.*	87,051
1,071	Harris Corp.	43,911
2,036	JDS Uniphase Corp.*	25,837
4,789	Juniper Networks, Inc.*	100,234
2,350	Motorola Mobility Holdings, Inc.*	90,781
2,704	Motorola Solutions, Inc.	125,493
1,593	Polycom, Inc.*	31,780
15,010	QUALCOMM, Inc.	882,888
1,384	Riverbed Technology, Inc.*	33,133
3,269	Tellabs, Inc.	12,422

		2,463,739

Computers & Peripherals - 2.8%
8,319	Apple, Inc.*	3,797,457
14,730	Dell, Inc.*	253,798
584	Diebold, Inc.	18,507
18,494	EMC Corp.*	476,405
150	Fusion-io, Inc.*	3,466
17,861	Hewlett-Packard Co.	499,751
1,422	NCR Corp.*	26,634
3,308	NetApp, Inc.*	124,844
946	QLogic Corp.*	16,385
2,143	SanDisk Corp.*	98,321
2,088	Western Digital Corp.*	75,899

		5,391,467

Electronic Equipment, Instruments & Components - 0.3%
1,485	Amphenol Corp. Class A	80,828
1,044	Arrow Electronics, Inc.*	43,107
1,369	Avnet, Inc.*	47,737
438	AVX Corp.	5,764
14,117	Corning, Inc.	181,686
476	Dolby Laboratories, Inc. Class A*	17,312
1,448	Ingram Micro, Inc. Class A*	27,483
248	IPG Photonics Corp.*	13,092
1,729	Jabil Circuit, Inc.	39,179
1,218	Molex, Inc.	32,204
392	Tech Data Corp.*	20,353
1,301	Vishay Intertechnology, Inc.*	15,976

		524,721

Internet & Catalog Retail - 0.0%†
366	Groupon, Inc. Class A*	7,463

Internet Software & Services - 0.9%
1,677	Akamai Technologies, Inc.*	54,083
872	AOL, Inc.*	14,135
426	Equinix, Inc.*	51,103
2,265	Google, Inc. Class A*	1,313,949

Shares		Value
Internet Software & Services (continued)
682	IAC/InterActiveCorp	$29,374
81	LinkedIn Corp. Class A*	5,844
927	Rackspace Hosting, Inc.*	40,241
1,439	VeriSign, Inc.	53,330
11,717	Yahoo!, Inc.*	181,262

		1,743,321

IT Services - 1.4%
1,569	Amdocs Ltd.*	46,191
2,739	Cognizant Technology Solutions Corp. Class A*	196,523
1,388	Computer Sciences Corp.	35,852
300	DST Systems, Inc.	14,643
875	Gartner, Inc.*	33,171
10,888	International Business Machines Corp.	2,097,029
665	NeuStar, Inc. Class A*	24,279
2,590	SAIC, Inc.*	33,308
1,520	Teradata Corp.*	81,411
914	VeriFone Systems, Inc.*	39,028

		2,601,435

Real Estate Investment Trusts - 0.1%
3,570	American Tower Corp.	226,731

Semiconductors & Semiconductor Equipment - 1.7%
5,528	Advanced Micro Devices, Inc.*	37,093
2,897	Altera Corp.	115,272
2,692	Analog Devices, Inc.	105,338
11,853	Applied Materials, Inc.	145,555
4,117	Atmel Corp.*	39,976
1,717	Avago Technologies Ltd.	58,275
4,823	Broadcom Corp. Class A*	165,622
986	Cree, Inc.*	25,074
1,383	Cypress Semiconductor Corp.*	23,781
1,145	Fairchild Semiconductor International, Inc.*	16,007
392	Freescale Semiconductor Holdings I Ltd.*	6,260
47,664	Intel Corp.	1,259,283
624	International Rectifier Corp.*	14,227
1,132	Intersil Corp. Class A	12,746
1,505	KLA-Tencor Corp.	76,951
1,121	Lam Research Corp.*	47,743
2,047	Linear Technology Corp.	68,206
5,151	LSI Corp.*	38,993
4,563	Marvell Technology Group Ltd.*	70,863
2,652	Maxim Integrated Products, Inc.	71,180
2,067	MEMC Electronic Materials, Inc.*	9,446
1,714	Microchip Technology, Inc.	63,264
7,798	Micron Technology, Inc.*	59,187
625	Novellus Systems, Inc.*	29,469
5,392	NVIDIA Corp.*	79,640
4,001	ON Semiconductor Corp.*	34,809
2,097	PMC - Sierra, Inc.*	13,630
372	Silicon Laboratories, Inc.*	16,308
1,705	Skyworks Solutions, Inc.*	36,794

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
Semiconductors & Semiconductor Equipment - (continued)
1,663	Teradyne, Inc.*	$27,190
10,435	Texas Instruments, Inc.	337,885
2,390	Xilinx, Inc.	85,681

		3,191,748

Software - 2.4%
3,808	Activision Blizzard, Inc.	46,991
4,535	Adobe Systems, Inc.*	140,358
822	ANSYS, Inc.*	49,723
869	Ariba, Inc.*	23,724
2,069	Autodesk, Inc.*	74,484
1,593	BMC Software, Inc.*	57,730
3,448	CA, Inc.	88,890
2,422	Cadence Design Systems, Inc.*	25,576
1,695	Citrix Systems, Inc.*	110,531
1,964	Compuware Corp.*	15,398
2,992	Electronic Arts, Inc.*	55,562
1,082	Fortinet, Inc.*	24,680
948	Informatica Corp.*	40,100
2,720	Intuit, Inc.	153,517
727	MICROS Systems, Inc.*	36,139
66,714	Microsoft Corp.	1,970,064
2,140	Nuance Communications, Inc.*	61,033
34,532	Oracle Corp.	973,802
1,735	Red Hat, Inc.*	80,452
1,014	Rovi Corp.*	32,539
1,207	Salesforce.com, Inc.*	140,978
634	Solera Holdings, Inc.	30,286
6,788	Symantec Corp.*	116,686
1,492	TIBCO Software, Inc.*	38,896
761	VMware, Inc. Class A*	69,457

		4,457,596

Wireless Telecommunication Services - 0.1%
2,610	Crown Castle International Corp.*	126,533
1,023	SBA Communications Corp. Class A*	46,771

		173,304

	TOTAL COMMON STOCKS (Cost $21,787,269)	$20,781,525

Shares		Value
SHORT TERM INVESTMENTS - 48.9%
Money Market Funds - 48.9%
68,492,030	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$68,492,030
24,328,470	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	24,328,470

	TOTAL SHORT TERM INVESTMENTS (Cost $92,820,500)	$92,820,500

	TOTAL INVESTMENTS (Cost $114,607,769) - 59.9%(b)	$113,602,025
	Other Assets in Excess of Liabilities - 40.1%	76,178,904

	TOTAL NET ASSETS - 100.0%	$189,780,929

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $113,602,025.

Direxion Daily Technology Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	Russell 1000® Technology Index	185,267	$224,011,328	0.431%	6/25/2012	$10,869,855
BNP Paribas	Russell 1000® Technology Index	6,661	8,188,872	0.531%	12/20/2012	262,305
Merrill Lynch International	Russell 1000® Technology Index	118,753	139,631,616	0.779%	2/26/2013	10,802,125
BNP Paribas	Russell 1000® Technology Index	7,557	9,541,725	0.531%	8/22/2013	34,578
Deutsche Bank AG London	Russell 1000® Technology Index	114,646	124,681,449	0.781%	6/30/2014	20,678,446

			$506,054,990			$42,647,309

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 84.1%
Money Market Funds - 84.1%
17,922,034	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$17,922,034
9,460,650	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	9,460,650

	TOTAL SHORT TERM INVESTMENTS (Cost $27,382,684)	$27,382,684

	TOTAL INVESTMENTS (Cost $27,382,684) - 84.1%(b)	$27,382,684
	Other Assets in Excess of Liabilities - 15.9%	5,161,174

	TOTAL NET ASSETS - 100.0%	$32,543,858

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,382,684.

Direxion Daily Technology Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Merrill Lynch International	Russell 1000® Technology Index	24,948	$29,496,051	(0.321%)	7/27/2012	$(2,136,453)
Credit Suisse Capital, LLC	Russell 1000® Technology Index	26,171	31,591,290	(0.019%)	12/10/2012	(1,606,958)
BNP Paribas	Russell 1000® Technology Index	2,214	2,452,327	(0.419%)	6/20/2013	(357,212)
BNP Paribas	Russell 1000® Technology Index	415	498,253	(0.419%)	7/18/2013	(27,819)
BNP Paribas	Russell 1000® Technology Index	2,645	3,315,729	(0.419%)	8/22/2013	(36,665)
Deutsche Bank AG London	Russell 1000® Technology Index	20,650	23,761,067	(0.219%)	6/30/2014	(2,427,736)

			$91,114,717			$(6,592,843)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 52.2%
Money Market Funds - 52.2%
2,086,023	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$2,086,023

	TOTAL SHORT TERM INVESTMENTS (Cost $2,086,023)	$2,086,023

	TOTAL INVESTMENTS (Cost $2,086,023) - 52.2%(b)	$2,086,023
	Other Assets in Excess of Liabilities - 47.8%	1,908,154

	TOTAL NET ASSETS - 100.0%	$3,994,177

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,086,023.

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	61,962	$6,524,170	0.081%	3/20/2012	$90,522
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	3,406	359,751	(0.069%)	2/12/2013	2,928
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	47,166	4,713,534	(0.569%)	9/17/2015	371,904

			$11,597,455			$465,354

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 102.6%
Money Market Funds - 102.6%
52,991,495	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	$52,991,495
2,680,694	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	2,680,694

	TOTAL SHORT TERM INVESTMENTS (Cost $55,672,189)	$55,672,189

	TOTAL INVESTMENTS (Cost $55,672,189) - 102.6%(b)	$55,672,189
	Liabilities in Excess of Other Assets - (2.6%)	(1,385,093)

	TOTAL NET ASSETS - 100.0%	$54,287,096

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,672,189.

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	73,213	$7,688,829	(0.569%)	3/20/2012	$(109,549)
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	6,315	658,018	(0.319%)	2/12/2013	(14,450)
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	1,450,000	138,532,766	(1.569%)	9/17/2015	(19,945,749)

			$146,879,613			$(20,069,748)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 8.6%
Investment Companies - 8.6%
22,426	iShares Barclays 20+ Year Treasury Bond Fund	$2,710,182

	TOTAL INVESTMENT COMPANIES (Cost $2,661,271)	$2,710,182

SHORT TERM INVESTMENTS - 52.0%
Money Market Funds - 52.0%
12,024,090	Dreyfus Treasury Prime Cash Management, 0.00%††(a)	12,024,090
4,470,311	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	4,470,311

	TOTAL SHORT TERM INVESTMENTS (Cost $16,494,401)	$16,494,401

	TOTAL INVESTMENTS (Cost $19,155,672) - 60.6%(b)	$19,204,583
	Other Assets in Excess of Liabilities - 39.4%	12,506,788

	TOTAL NET ASSETS - 100.0%	$31,711,371

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,204,583.

Direxion Daily 20+ Year Treasury Bull 3X Shares

Swap Equity Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	371,900	$44,286,111	0.081%	3/20/2012	$772,964
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	136,330	16,184,985	(0.069%)	1/15/2013	343,697
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	256,535	30,722,733	(0.019%)	9/17/2015	300,747

			$91,193,829			$1,417,408

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

January 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 67.9%
Money Market Funds - 67.9%
146,025,230	Dreyfus Treasury Prime Cash Management, 0.00%†† (a)	$146,025,230
31,194,204	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00%††(a)	31,194,204

	TOTAL SHORT TERM INVESTMENTS (Cost $177,219,434)	$177,219,434

	TOTAL INVESTMENTS (Cost $177,219,434) - 67.9%(b)	$177,219,434
	Other Assets in Excess of Liabilities - 32.1%	83,734,382

	TOTAL NET ASSETS - 100.0%	$260,953,816

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2012.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $177,219,434.

Direxion Daily 20+ Year Treasury Bear 3X Shares

Short Equity Swap Contracts

January 31, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	3,088,410	$353,960,364	(0.319%)	3/20/2012	$(21,428,424)
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	1,023,850	122,913,192	(0.569%)	5/10/2013	(1,766,260)
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	2,365,965	281,001,609	(0.419%)	9/17/2015	(5,368,553)

			$757,875,165			$(28,563,237)

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows (Unaudited)*:

		Direxion All Cap Insider Sentiment Shares	Direxion Large Cap Insider Sentiment Shares

Cost		$6,201,264	$4,019,192
Gross Unrealized Appreciation		347,995	206,552
Gross Unrealized Depreciation		(62,723)	(60,121)

Net Unrealized Appreciation (Depreciation)		$285,272	$146,431

	Direxion S&P 500® RC Volatility Response Shares	S&P 1500® RC Volatility Response Shares	Direxion S&P Latin America 40 RC Volatility Response Shares

Cost	$3,024,710	$2,898,532	$2,725,609
Gross Unrealized Appreciation	—	41,728	105,199
Gross Unrealized Depreciation	(5,961)	—	—

Net Unrealized Appreciation (Depreciation)	$(5,961)	$41,728	$105,199

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares

Cost	$804,546	$821,149	$1,387,036
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(104,514)	(131,035)	(510,280)

Net Unrealized Appreciation (Depreciation)	$(104,514)	$(131,035)	$(510,280)

	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares

Cost	$4,659,263	$224,926,294	$254,796,482
Gross Unrealized Appreciation	—	112,064	—
Gross Unrealized Depreciation	(189,162)	(44,108,498)	(117,411,745)

Net Unrealized Appreciation (Depreciation)	$(189,162)	$(43,996,434)	$(117,411,745)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares

Cost	$60,580,936	$23,470,197	$844,497,494
Gross Unrealized Appreciation	1,123,872	—	826,001
Gross Unrealized Depreciation	(17,700,490)	(10,313,303)	(366,510,662)

Net Unrealized Appreciation (Depreciation)	$(16,576,618)	$(10,313,303)	$(365,684,661)

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily BRIC Bull 3X Shares	Direxion Daily BRIC Bear 3X Shares

Cost	$1,298,675,358	$3,969,452	$2,781,855
Gross Unrealized Appreciation	—	114,426	—
Gross Unrealized Depreciation	(515,304,604)	(1,826,896)	(713,561)

Net Unrealized Appreciation (Depreciation)	$(515,304,604)	$(1,712,470)	$(713,561)

	Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares	Direxion Daily Developed Markets Bull 3X Shares

Cost	$60,637,156	$13,740,039	$26,657,465
Gross Unrealized Appreciation	1,350,813	—	—
Gross Unrealized Depreciation	(28,367,026)	(5,218,674)	(9,334,304)

Net Unrealized Appreciation (Depreciation)	$(27,016,213)	$(5,218,674)	$(9,334,304)

	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares

Cost	$22,130,293	$401,282,072	$197,984,538
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(11,544,362)	(188,153,271)	(71,770,103)

Net Unrealized Appreciation (Depreciation)	$(11,544,362)	$(188,153,271)	$(71,770,103)

	Direxion Daily India Bull 3X Shares	Direxion Daily India Bear 3X Shares	Direxion Daily Latin America Bull 3X Shares

Cost	$17,203,789	$3,214,475	$51,934,873
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(4,812,660)	(696,665)	(20,729,462)

Net Unrealized Appreciation (Depreciation)	$(4,812,660)	$(696,665)	$(20,729,462)

	Direxion Daily Latin America Bear 3X Shares	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares

Cost	$8,345,639	$18,301,877	$6,374,236
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(3,219,674)	(2,829,423)	(1,068,172)

Net Unrealized Appreciation (Depreciation)	$(3,219,674)	$(2,829,423)	$(1,068,172)

	Direxion Daily Agribusiness Bull 3X Shares	Direxion Daily Agribusiness Bear 3X Shares	Direxion Daily Basic Materials Bull 3X Shares

Cost	$3,877,847	$2,409,092	$4,907,484
Gross Unrealized Appreciation	—	—	62
Gross Unrealized Depreciation	(1,681,915)	(1,328,852)	(1,106,337)

Net Unrealized Appreciation (Depreciation)	$(1,681,915)	$(1,328,852)	$(1,106,275)

	Direxion Daily Basic Materials Bear 3X Shares	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares

Cost	$2,531,385	$93,636,872	$7,380,051
Gross Unrealized Appreciation	—	888,846	—
Gross Unrealized Depreciation	(582,039)	(9,548,613)	(732,729)

Net Unrealized Appreciation (Depreciation)	$(582,039)	$(8,659,767)	$(732,729)

	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares

Cost	$3,153,606	$2,338,914	$13,750,467
Gross Unrealized Appreciation	10,394	—	187,441
Gross Unrealized Depreciation	(1,115,966)	(758,909)	(3,980,337)

Net Unrealized Appreciation (Depreciation)	$(1,105,572)	$(758,909)	$(3,792,896)

	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Retail Bear 3X Shares

Cost	$3,116,222	$4,975,833	$1,561,600
Gross Unrealized Appreciation	—	81,052	—
Gross Unrealized Depreciation	(979,800)	(85,866)	(841,589)

Net Unrealized Appreciation (Depreciation)	$(979,800)	$(4,814)	$(841,589)

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Energy Bull 3X Shares

Cost	$105,881,046	$27,167,745	$314,958,590
Gross Unrealized Appreciation	421,268	—	120,467
Gross Unrealized Depreciation	(33,394,247)	(2,718,384)	(85,749,626)

Net Unrealized Appreciation (Depreciation)	$(32,972,979)	$(2,718,384)	$(85,629,159)

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares

Cost	$122,852,555	$1,731,343,567	$1,432,128,928
Gross Unrealized Appreciation	—	739,386	—
Gross Unrealized Depreciation	(43,132,923)	(868,687,520)	(507,762,362)

Net Unrealized Appreciation (Depreciation)	$(43,132,923)	$(867,948,134)	$(507,762,362)

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares

Cost	$124,133,786	$38,619,301	$143,955,454
Gross Unrealized Appreciation	352,104	—	912,336
Gross Unrealized Depreciation	(50,964,123)	(14,122,990)	(31,265,765)

Net Unrealized Appreciation (Depreciation)	$(50,612,019)	$(14,122,990)	$(30,353,429)

	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares

Cost	$44,881,116	$2,310,448	$60,653,333
Gross Unrealized Appreciation	—	—	—
Gross Unrealized Depreciation	(17,498,432)	(224,425)	(4,981,144)

Net Unrealized Appreciation (Depreciation)	$(17,498,432)	$(224,425)	$(4,981,144)

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Cost	$22,164,590	$366,769,840
Gross Unrealized Appreciation	48,911	—
Gross Unrealized Depreciation	(3,008,918)	(189,550,406)

Net Unrealized Appreciation (Depreciation)	$(2,960,007)	$(189,550,406)

(*)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements (Unaudited)

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with Generally Accepted Accounting Principles, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments at January 31, 2012:

	Direxion All Cap Insider Sentiment Shares
	Level 1	Level 2	Level 3	Total
Common Stocks†	$6,486,536	$—	$—	$6,486,536

	Direxion Large Cap Insider Sentiment Shares				Direxion S&P 500® RC Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$4,165,623	$—	$—	$4,165,623	$—	$—	$—	$—
Investment Companies - Equity†	—	—	—	—	3,018,749	—	—	3,018,749

	Direxion S&P 1500® RC Volatility Response Shares				Direxion S&P Latin America 40 RC Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$2,940,260	$—	$—	$2,940,260	$2,830,808	$—	$—	$2,830,808

	Direxion Daily Total Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$700,032	$—	$—	$700,032	$690,114	$—	$—	$690,114
Other Financial Instruments**	—	(404,596)	—	(404,596)	—	(266,160)	—	(266,160)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$876,756	$—	$—	$876,756	$4,470,101	$—	$—	$4,470,101
Other Financial Instruments**	—	(109,164)	—	(109,164)	—	(676,421)	—	(676,421)

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$29,808,702	$—	$—	$29,808,702	$—	$—	$—	$—
Short-Term Investments	151,121,158	—	—	151,121,158	137,384,737	—	—	137,384,737
Other Financial Instruments**	—	54,048,058	—	54,048,058	—	(30,224,436)	—	(30,224,436)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$21,282,943	$—	$—	$21,282,943	$—	$—	$—	$—
Short-Term Investments	22,721,375	—	—	22,721,375	13,156,894	—	—	13,156,894
Other Financial Instruments**	—	14,731,211	—	14,731,211	—	(3,697,695)	—	(3,697,695)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$70,720,920	$—	$—	$70,720,920	$—	$—	$—	$—
Short-Term Investments	408,091,913	—	—	408,091,913	783,370,754	—	—	783,370,754
Other Financial Instruments**	—	238,307,395	—	238,307,395	—	(182,351,127)	—	(182,351,127)

	Direxion Daily BRIC Bull 3X Shares				Direxion Daily BRIC Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$845,939	$—	$—	$845,939	$—	$—	$—	$—
Short-Term Investments	1,411,043	—	—	1,411,043	2,068,294	—	—	2,068,294
Other Financial Instruments**	—	782,796	—	782,796	—	(681,716)	—	(681,716)

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$7,373,458	$—	$—	$7,373,458	$—	$—	$—	$—
Short-Term Investments	26,247,485	—	—	26,247,485	8,521,365	—	—	8,521,365
Other Financial Instruments**	—	6,922,723	—	6,922,723	—	(371,913)	—	(371,913)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$6,550,922	$—	$—	$6,550,922	$—	$—	$—	$—
Short-Term Investments	10,772,239	—	—	10,772,239	10,585,931	—	—	10,585,931
Other Financial Instruments**	—	1,282,252	—	1,282,252	—	442,743	—	442,743

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$45,393,938	$—	$—	$45,393,938	$—	$—	$—	$—
Short-Term Investments	167,734,863	—	—	167,734,863	126,214,435	—	—	126,214,435
Other Financial Instruments**	—	71,335,978	—	71,335,978	—	(20,223,702)	—	(20,223,702)

	Direxion Daily India Bull 3X Shares				Direxion Daily India Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$3,583,794	$—	$—	$3,583,794	$—	$—	$—	$—
Short-Term Investments	8,807,335	—	—	8,807,335	2,517,810	—	—	2,517,810
Other Financial Instruments**	—	1,989,636	—	1,989,636	—	(191,974)	—	(191,974)

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$12,109,892	$—	$—	$12,109,892	$—	$—	$—	$—
Short-Term Investments	19,095,519	—	—	19,095,519	5,125,965	—	—	5,125,965
Other Financial Instruments**	—	11,078,800	—	11,078,800	—	(1,382,193)	—	(1,382,193)

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$5,053,970	$—	$—	$5,053,970	$—	$—	$—	$—
Short-Term Investments	10,418,484	—	—	10,418,484	5,306,064	—	—	5,306,064
Other Financial Instruments**	—	4,037,922	—	4,037,922	—	654,767	—	654,767

	Direxion Daily Agribusiness Bull 3X Shares				Direxion Daily Agribusiness Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$714,426	$—	$—	$714,426	$—	$—	$—	$—
Short-Term Investments	1,481,506	—	—	1,481,506	1,080,240	—	—	1,080,240
Other Financial Instruments**	—	645,129	—	645,129	—	(238,809)	—	(238,809)

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Basic Materials Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$905,556	$—	$—	$905,556	$—	$—	$—	$—
Short-Term Investments	2,895,653	—	—	2,895,653	1,949,346	—	—	1,949,346
Other Financial Instruments**	—	1,303,997	—	1,303,997	—	74,457	—	74,457

	Direxion Daily Gold Miners Bull 3X Shares				Direxion Daily Gold Miners Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$29,724,440	$—	$—	$29,724,440	$—	$—	$—	$—
Short-Term Investments	55,252,665	—	—	55,252,665	6,647,322	—	—	6,647,322
Other Financial Instruments**	—	(1,807,119)	—	(1,807,119)	—	(118,343)	—	(118,343)

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Healthcare Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity†	$484,804	$—	$—	$484,804	$—	$—	$—	$—
Short-Term Investments	1,563,230	—	—	1,563,230	1,580,005	—	—	1,580,005
Other Financial Instruments**	—	890,385	—	890,385	—	(253,183)	—	(253,183)

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$3,237,150	$—	$—	$3,237,150	$—	$—	$—	$—
Short-Term Investments	6,720,421	—	—	6,720,421	2,136,422	—	—	2,136,422
Other Financial Instruments**	—	(1,747,456)	—	(1,747,456)	—	283,699	—	283,699

	Direxion Daily Retail Bull 3X Shares				Direxion Daily Retail Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$1,145,521	$—	$—	$1,145,521	$—	$—	$—	$—

Preferred Stocks†	6	—	—	6	—	—	—	—
Short-Term Investments	3,825,492	—	—	3,825,492	720,011	—	—	720,011
Other Financial Instruments**	—	1,224,806	—	1,224,806	—	(150,668)	—	(150,668)

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$14,221,166	$—	$—	$14,221,166	$—	$—	$—	$—
Short-Term Investments	58,686,901	—	—	58,686,901	24,449,361	—	—	24,449,361
Other Financial Instruments**	—	26,668,891	—	26,668,891	—	(4,645,362)	—	(4,645,362)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$62,100,571	$—	$—	$62,100,571	$—	$—	$—	$—
Short-Term Investments	167,228,860	—	—	167,228,860	79,719,632	—	—	79,719,632
Other Financial Instruments**	—	58,030,808	—	58,030,808	—	(10,017,242)	—	(10,017,242)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$109,197,169	$—	$—	$109,197,169	$—	$—	$—	$—
Short-Term Investments	754,198,264	—	—	754,198,264	924,366,566	—	—	924,366,566
Other Financial Instruments**	—	269,638,842	—	269,638,842	—	(204,092,982)	—	(204,092,982)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$9,497,565	$—	$—	$9,497,565	$—	$—	$—	$—
Short-Term Investments	64,024,202	—	—	64,024,202	24,496,311	—	—	24,496,311
Other Financial Instruments**	—	44,632,767	—	44,632,767	—	(6,666,044)	—	(6,666,044)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$20,781,525	$—	$—	$20,781,525	$—	$—	$—	$—
Short-Term Investments	92,820,500	—	—	92,820,500	27,382,684	—	—	27,382,684
Other Financial Instruments**	—	42,647,309	—	42,647,309	—	(6,592,843)	—	(6,592,843)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,086,023	$—	$—	$2,086,023	$55,672,189	$—	$—	$55,672,189
Other Financial Instruments**	—	465,354	—	465,354	—	(20,069,748)	—	(20,069,748)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income†	$2,710,182	$—	$—	$2,710,182	$—	$—	$—	$—
Short-Term Investments	16,494,401	—	—	16,494,401	177,219,434	—	—	177,219,434
Other Financial Instruments**	—	1,417,408	—	1,417,408	—	(28,563,237)	—	(28,563,237)

†	Please refer to the schedule of investments to view securities listed by industry.
*	Please refer to the schedule of investments to view securities listed by country.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 for the Funds during the period ended January 31, 2012. There were no Level 3 securities held by the Funds at January 31, 2012. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls are procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DirexionShares ETF Trust

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President

Date: March 23, 2012

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date: March 23, 2012